                                                     Registration No. 33-14692
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.20549
                       ------------------------------

                   POST-EFFECTIVE AMENDMENT NO. 14 TO
                                FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                        ------------------------------

          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F

 (Formerly: LINCOLN NATIONAL FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F)
                           (Exact name of Trust)

               THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (Name of depositor)

                         1300 South Clinton Street
                              P.O. Box 1110
                         Fort Wayne, IN 46801
      (Complete address of depositor's principal executive offices)
                        ------------------------------

Name and complete address
of agent for service:                       Copy to:

Carl L. Baker, Esquire                      Brian Burke, Esquire
Vice President &                            Counsel
Deputy General Counsel                      The Lincoln National
The Lincoln National                        Life Insurance Company
Life Insurance Company                      1300 South Clinton Street
1300 South Clinton Street                   P.O. Box 1110
P.O. Box 1110                               Fort Wayne, Indiana 46801
Fort Wayne, IN 46801

                        ------------------------------
------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)

    [_] immediately upon filing pursuant to paragraph (b)
    [X] on April 30, 1998 pursuant to paragraph (b)
    [_] 60 days after filing pursuant to paragraph (a)(1)
    [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

    [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------

Title of securities being registered: Flexible Premium Variable
Life  Insurance Policies.


Approximate date of proposed public offering: As soon as practicable after April 30, 1998.

    [_] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS
       FOR LINCOLN NATIONAL FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F

N8B-2 ITEM  CAPTION IN PROSPECTUS
----------  ---------------------
1           Cover Page
2           Cover Page
3           Not applicable
4           Lincoln Life
5           Lincoln Life
6           The Separate Account
7           Not applicable
8           Not applicable
9           Legal Proceedings
10          The Separate Account; Surrender of the Policy; The Policy;
            Premium Payment and Allocation of Premiums; Policy Lapse and
            Reinstatement; Voting Rights; Policy Changes; Addition,
            Deletion, and Substitution of Investments; Guaranteed Death
            Benefit
11          Lincoln Life; The Separate Account
12          Lincoln Life; The Separate Account
13          Charges and Deductions
14          Requirements for Issuance of Policy
15          Premium Payment and Allocation of Premiums
16          Premium Payment and Allocation of Premiums
17          Surrender of the Policy
18          The Separate Account
19          Reports and Records; Projections of Benefits & Values
20          Not Applicable
21          Loans
22          Not applicable
23          Safekeeping of the Account's Assets
24          General Provisions
25          Lincoln Life
26          Not applicable
27          Lincoln Life
28          Executive Officers and Directors of Lincoln National Life
            Insurance Co.
29          Lincoln Life
30          Not applicable
31          Not applicable
32          Not applicable
33          Not applicable
34          Not applicable
35          Distribution of The Policy
36          Not applicable

N8B-2 ITEM   CAPTION IN PROSPECTUS
----------   -----------------------

37           Not applicable
38           Distribution of the Policy
39           Distribution of the Policy
40           Not applicable
41           Lincoln Life; Distribution of the Policy
42           Not applicable
43           Not applicable
44           Not applicable
45           Not applicable
46           Not applicable
47           The Separate Account
48           Not applicable
49           Not applicable
50           The Separate Account
51           Lincoln Life; Premium Payment and Allocation of Premiums; Charges
             Against the Separate Account
52           Addition, Deletion and Substitution of Investments
53           Federal Tax Matters
54           Not applicable
55           Not applicable
56           Not applicable
57           Not applicable
58           Not applicable
59           Not applicable

LINCOLN LIFE -Registered Trademark-




AMERICAN
LEGACY LIFE
PROSPECTUS

Variable Life Account F

May 1, 1998

AMERICAN LEGACY LIFE


LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY



ISSUED BY:
Lincoln National Life Insurance Co.
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, Ind. 46801
800-4LINCOLN (800-454-6265)



The flexible premium variable life insurance policy (POLICY) offered by Lincoln National Life Insurance Co. (Lincoln Life) and described in this prospectus is designed to provide life insurance protection. A POLICY may be issued only to persons age 80 or younger (ages 81-85 by exception only) and only for an initial premium of $10,000 or more. The OWNER may pay a single premium, or subject to certain restrictions, vary the frequency and amount of premium payments. The level of life insuranc benefits payable under the POLICY may also be increased or decreased subject to certain restrictions.



An OWNER may allocate amounts to Lincoln Life Flexible Premium Variable Life Account F (SEPARATE ACCOUNT). Amounts allocated to the SEPARATE ACCOUNT may be invested in the American Variable Insurance Series, which has ten FUNDS available:



- Global Small Capitalization Fund


- Global Growth Fund

- Growth Fund

- International Fund

- Growth-Income Fund

- Asset Allocation Fund

- High-Yield Bond Fund

- Bond Fund

- U.S. Government/AAA-Rated Securities Fund

- Cash Management Fund

The amount of the death benefit may, and the POLICY VALUE will, reflect the investment experience of the chosen SUBACCOUNTS of the SEPARATE ACCOUNT and interest credited to the POLICY on loans held in the GENERAL ACCOUNT, as well as the frequency and amount of premiums, and the charges assessed in connection with the POLICY. As long as the POLICY remains in force, the death benefit will not be less than the current SPECIFIED AMOUNT of the POLICY. The POLICY will remain in force so long as NET CASH SURRENDER VALUE is sufficient to pay the monthly deductions imposed in connection with the POLICY. The OWNER bears the entire investment risk for all amounts allocated to the SEPARATE ACCOUNT; no minimum POLICY VALUE or NET CASH SURRENDER VALUE is guaranteed.


The purchase and ownership of the POLICY involves various charges which are explained under the heading Charges and deductions on page 6.


It may not be advantageous to purchase a POLICY:

(1) as a replacement for another type of life insurance; or,

(2) to obtain additional insurance protection if the purchaser already owns another flexible premium variable life insurance policy.

The POLICY is or may be a Modified Endowment Contract. A life insurance POLICY becomes a Modified Endowment Contract if the premiums paid for the POLICY exceed certain limits referred to as the 7-pay limitation. Because the ISSUE PREMIUM normally exceeds the 7-pay limitation, the POLICY will likely be a Modified Endowment Contract unless it is purchased with cash values transferred from a pre-existing life insurance policy which is not a Modified Endowment Contract and the transfer meets the requirements for a tax-free exchange. The taxation of loans from, or surrenders of, a Modified Endowment Contract is generally less favorable than applies to such distributions from a life insurance policy that is not a Modified Endowment Contract. In particular, loans or surrenders made from a Modified Endowment Contract are normally reportable income to the extent of any gain in the POLICY and such income will also be subject to an additional 10% income tax if the loan is taken before the OWNER attains age 59 1/2.

This prospectus is valid only if accompanied or preceded by a prospectus for American Variable Insurance SERIES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR BY ANY STATE REGULATORY AGENCY, NOR HAS THE COMMISSION, OR ANY STATE REGULATORY AGENCY, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus carefully and retain it for future reference.


The date of this prospectus is April 30, 1998.

TABLE OF CONTENTS

                                                  PAGE
----------------------------------------------------------
SUMMARY OF THE POLICY                                   1
----------------------------------------------------------
LINCOLN LIFE AND THE SEPARATE ACCOUNT
Lincoln Life                                            3
The Separate Account                                    3
The investment advisor                                  4
Addition, deletion, or substitution of
  investments                                           4
----------------------------------------------------------
THE POLICY
Requirements for issuance of a policy                   4
Units and unit values                                   4
Premium payment and allocation of premiums              5
Dollar cost averaging program                           6
Effective date                                          6
Right to examine policy                                 6
Policy termination                                      6
----------------------------------------------------------
CHARGES AND DEDUCTIONS
Surrender charges                                       6
Cost of insurance charges                               7
Charges against the Separate Account                    7
Reduction of charges                                    8
----------------------------------------------------------
POLICY BENEFITS
Death benefit                                           8
Guaranteed death benefit                                9
Policy changes                                          9
Policy value                                           10
Transfer between subaccounts                           11
Loans                                                  11
Policy lapse and reinstatement                         11
Surrender of the policy                                12
Proceeds and payment options                           12
----------------------------------------------------------

                                                  PAGE
----------------------------------------------------------

GENERAL PROVISIONS
The contract                                           12
Suicide                                                13
Representations and contestability                     13
Incorrect age or sex                                   13
Change of owner or beneficiary                         13
Assignment                                             13
Reports and records                                    13
Projection of benefits and values                      13
Postponement of payments                               14
Accelerated Benefit Election Rider                     14
----------------------------------------------------------
DISTRIBUTION OF THE POLICY                             14
----------------------------------------------------------
FEDERAL TAX MATTERS
Tax status of the policy                               14
Tax treatment of policy benefits                       15
Taxation of the Separate Account                       17
----------------------------------------------------------
VOTING RIGHTS                                          17
----------------------------------------------------------
STATE REGULATION OF LINCOLN LIFE AND THE
  SEPARATE ACCOUNT                                     17
----------------------------------------------------------
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS           18
----------------------------------------------------------
LEGAL PROCEEDINGS                                      18
----------------------------------------------------------
EXPERTS                                                18
----------------------------------------------------------
PREPARING FOR YEAR 2000                                18
----------------------------------------------------------
ADDITIONAL INFORMATION                                 19
----------------------------------------------------------
APPENDIX A:Executive Officers & Directors of
           Lincoln National Life Insurance
           Co.                                         20
----------------------------------------------------------
APPENDIX B:Illustrations of policy values              22
----------------------------------------------------------
APPENDIX C:Definitions for Separate Account F          29
----------------------------------------------------------
FINANCIAL STATEMENTS                                   32

SUMMARY OF THE POLICY


The following summary is intended to give you only a brief explanation of the most important features of your policy. Therefore, you should read the entire prospectus and Appendices carefully before making a decision to purchase. Throughout this prospectus, in order to make the following documents more understandable, we have italicized the special terms.


WHAT TYPE OF POLICY AM I PURCHASING?


Your POLICY is a flexible premium variable life insurance policy whose primary purpose is to provide life insurance protection on the INSURED. As long as your policy remains in force, the POLICY will provide for: (1) the payment of a death benefit to a BENEFICIARY upon the INSURED'S death; (2) policy loan privileges and surrender privileges; and (3) the payment of the NET CASH SURRENDER VALUE to the OWNER, if living, on the MATURITY DATE.


HOW DOES THE LIFE INSURANCE
PROTECTION WORK?


The POLICY provides for the payment of benefits upon the death of the INSURED. So long as your policy remains in force, the minimum death benefit will be the current SPECIFIED AMOUNT. Death benefit PROCEEDS are reduced by any outstanding loan and any due and unpaid charges. Under certain conditions, a GUARANTEED DEATH BENEFIT on the life of the INSURED in an amount equal to the sum of all premiums paid will be provided until the MATURITY DATE despite the lapse of the POLICY.


You also have flexibility to adjust the death benefit prior to the MATURITY DATE by increasing or decreasing the SPECIFIED AMOUNT of the POLICY. During the first two policy years, the INSURED may apply for an increase equal to the lesser of 10% of the original SPECIFIED AMOUNT or $25,000, without evidence of insurability.

HOW ARE THE PREMIUMS FLEXIBLE?

The OWNER may choose to pay a single premium or may have flexibility concerning the amount and frequency of premium payments. An ISSUE PREMIUM approximately equal to 80% of the federal maximum premium limitation (as defined in Section 7702 of the Internal Revenue Code of 1986, as amended) is required to issue the POLICY. An OWNER who has not paid the federal maximum premium limitation may, subject to certain restrictions, make premium payments at any time and in any amount and at any frequency.

WHAT MAKES MY POLICY VARIABLE?


Your policy is described as variable because the death benefit may, and the POLICY VALUE will vary with the investment performance of amounts you have allocated to the SUBACCOUNTS you have selected. While you bear the entire investment risk on such amounts, you also enjoy the opportunity to obtain market rates of return on those amounts.


WHAT FUNDS ARE AVAILABLE TO SELECT?


You have the option to allocate amounts to one or more SUBACCOUNTS of the SEPARATE ACCOUNT. Currently the American Variable Insurance SERIES consists of ten FUNDS available for investment by the SUBACCOUNTS:



The GLOBAL SMALL CAPITALIZATION FUND seeks long-term growth of capital by investing primarily in equity securities of companies domiciled around the world with relatively small market capitalizations (share price times the number of equity securities outstanding). The FUND may also invest in securities convertible into common stocks, straight debt securities, government securities or nonconvertible preferred stocks. [PLEASE NOTE: AS OF THE DATE OF THIS PROSPECTUS, THE GLOBAL SMALL CAPITALIZATION FUND IS NOT YET AVAILABLE IN ALL STATES. PLEASE CONTACT YOUR INVESTMENT DEALER FOR MORE INFORMATION.



The GLOBAL GROWTH FUND seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world.


The GROWTH FUND seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stock, which demonstrate the potential for appreciation.


The INTERNATIONAL FUND seeks long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.


The GROWTH-INCOME FUND seeks high growth of capital and income by investing primarily in common stocks or securities which demonstrate the potential for appreciation and/or dividends.

The ASSET ALLOCATION FUND seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed-income securities and money market instruments in any combination.


The HIGH-YIELD BOND FUND seeks high current income and secondarily seeks capital appreciation by investing primarily in intermediate and long term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. IN ADDITION TO OTHER RISKS, HIGH-YIELD, HIGH-RISK BONDS (ALSO KNOWN AS "JUNK BONDS") ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER YIELDING, HIGHER RATED BONDS. FOR FURTHER INFORMATION ON THE RISKS ASSOCIATED WITH SUCH SECURITIES, PLEASE REFER TO THE PROSPECTUS FOR THE AMERICAN VARIABLE INSURANCE SERIES,

WHICH MUST ACCOMPANY OR PRECEDE THIS PROSPECTUS AND WHICH SHOULD BE READ CAREFULLY.

The BOND FUND seeks a high level of current income as is consistent with the preservation of capital by investing in a broad variety of fixed income securities.

The U.S. GOVERNMENT/AAA-RATED SECURITIES FUND seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the United States Government and other debt securities rated AAA or Aaa.

The CASH MANAGEMENT FUND seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

HOW ARE PREMIUMS PROCESSED?

You determine in the application what portions of net premiums are to be allocated to the various SUBACCOUNTS of the SEPARATE ACCOUNT. Prior to the RECORD DATE, net premiums are automatically allocated to the Cash Management Fund. After the RECORD DATE, the POLICY VALUE and all subsequent net premiums will automatically be invested in the SUBACCOUNTS of the SEPARATE ACCOUNT in accord with your instructions in the application. You may change future allocations of net premiums at any time without charge by notifying us in writing. Subject to certain restrictions, you may transfer amounts among the SUBACCOUNTS of the SEPARATE ACCOUNT.

WHEN DOES MY POLICY TERMINATE?

Your policy may terminate due to any one of the following: voluntary return or surrender of the POLICY, lapse due to insufficient NET CASH SURRENDER VALUE, payment of the death benefit, or maturity. During the FREE LOOK PERIOD, you may return the POLICY for a refund of all premiums paid. Anytime after the FREE LOOK PERIOD, you may surrender the POLICY and receive its NET CASH SURRENDER VALUE. In addition to these rights, during the first 24 policy months, the OWNER may exchange this POLICY for a POLICY of fixed-benefit insurance on the INSURED'S life under any compatible flexible premium adjustable life policy offered by us.

DO I HAVE ACCESS TO THE POLICY VALUES?

You may access the NET CASH SURRENDER VALUE through loans. You may borrow the NET CASH SURRENDER VALUE at any time. Loans decrease both the death benefit and future POLICY VALUES and may have federal income tax consequences.

WHAT CHARGES AND DEDUCTIONS ARE MADE FROM MY POLICY?


SURRENDER CHARGE. During the first 10 years of the POLICY, a contingent deferred sales charge, called the SURRENDER CHARGE, will be deducted from your POLICY VALUE upon lapse or voluntary surrender as compensation for distribution expenses we incur in the sales process. These distribution expenses include sales commissions, the cost of printing the prospectus and sales literature, and any advertising costs. The initial SURRENDER CHARGE is calculated as 9% of total premiums paid in the first policy year. Lower sales charges will result if payment of premium in excess of the ISSUE PREMIUM (but subject to federal maximum premium limitations) is deferred until after the first POLICY year. The SURRENDER CHARGE will not exceed $56 per $1000 of SPECIFIED AMOUNT. The SURRENDER CHARGE will equal the amounts shown below.


                          PERCENT OF TOTAL
                          PREMIUMS
                          PAID IN FIRST POLICY
DURING POLICY YEAR        YEAR
--------------------------------------------------
 1                        9.0%
 2                        8.5%
 3                        8.0%
 4                        7.0%
 5                        6.0%
 6                        5.0%
 7                        4.0%
 8                        3.0%
 9                        2.0%
10                        1.0%

COST OF INSURANCE CHARGE. The POLICY VALUE will be reduced on each monthly anniversary by the cost of insurance charge. See page 7 for more detailed information.

CHARGES AGAINST THE SEPARATE ACCOUNT. A daily mortality and expense risk charge equivalent to an annual rate of .85% of the daily net assets of the SEPARATE ACCOUNT is imposed for the first ten years. In subsequent years, this charge is reduced to an annual rate of .75%. In addition, a daily administrative charge equal to an annual rate of .30% of the daily net assets of the SEPARATE ACCOUNT is imposed for the first ten years; in subsequent years, this charge is reduced to .10%. Finally, a daily charge equivalent to an annual rate of .10% of the daily net assets of the SEPARATE ACCOUNT is imposed for the first ten years for the assumption of the GUARANTEED DEATH BENEFIT risk.

No charges are currently made from the SEPARATE ACCOUNT for federal or state income taxes. Should Lincoln Life determine that such taxes may be imposed, the company reserves the right to make deductions from the POLICY to pay those taxes.

In addition, because the SEPARATE ACCOUNT purchases shares of the FUNDS involved, the value of the net assets of these SUBACCOUNTS of the SEPARATE ACCOUNT will reflect the fees of the Investment Advisor and other miscellaneous expenses incurred by those FUNDS. It is estimated that, in the aggregate, such fees and expenses for the

FUNDS, expressed as an annual percentage of each FUND'S net assets, will range from .37% to .86%. See page 8 for more detailed information.


HOW IS MY POLICY AND ITS BENEFITS TAXED?

The taxation of life insurance death benefits and distributions is complex and is discussed in detail under "Federal tax matters" on pages 14-17. You should note in particular that the taxation of loans and surrenders of a life insurance policy that becomes a Modified Endowment Contract is generally less favorable than applies to such distributions from a life insurance policy that is not a Modified Endowment Contract. Your policy will be a Modified Endowment Contract if the premiums you pay exceed certain limits referred to as the 7-pay limitation (see pages 15-16). Because the ISSUE PREMIUM normally exceeds the 7-pay limitation, your policy will likely be a Modified Endowment Contract unless you purchase the POLICY with cash values transferred from a pre-existing life insurance policy which is not a Modified Endowment Contract and the transfer meets the requirements for a tax-free exchange. You should note, in particular, that loans or surrenders made from a Modified Endowment Contract are normally reportable income to the extent of any gain in the POLICY and such income will also be subject to an additional 10% income tax if the loan is taken before you attain age 59 1/2. A qualified tax advisor should be able to help you determine the tax status of your policy.


LINCOLN LIFE AND THE SEPARATE ACCOUNT

LINCOLN LIFE

Lincoln Life is a stock life insurance company incorporated under the laws of Indiana on June 12, 1905. Lincoln Life is principally engaged in offering individual life insurance policies and annuity contracts, and ranks among the largest United States stock life insurance companies in terms of assets and life insurance in force. Lincoln Life is also one of the leading life reinsurers in the United States. Lincoln Life is licensed in all states (except New York) and the District of Columbia, Guam, and the Commonwealth of the Northern Mariana Islands.



Lincoln Life is wholly owned by Lincoln National Corp., a publicly held insurance holding company incorporated under Indiana law on January 5, 1968. The principal office of Lincoln Life is located at 1300 South Clinton Street, Fort Wayne, Ind. 46802. The Principal office of Lincoln National Corp. is located at 200 East Berry Street, Fort Wayne, Ind. 46802. Through its affiliated companies, Lincoln National Corp. provides wealth accumulation and protection products and services -- including annuities, life insurance, 401(k) plans, life-health reinsurance, institutional investment management and mutual funds.


THE SEPARATE ACCOUNT

Lincoln Life Flexible Premium Variable Life Account F (SEPARATE ACCOUNT) was established by Lincoln Life as a separate account on May 29, 1987. Although the assets of the SEPARATE ACCOUNT are the property of Lincoln Life, the laws of Indiana under which the SEPARATE ACCOUNT was established provide that the assets in the SEPARATE ACCOUNT attributable to the policies are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. The assets of the SEPARATE ACCOUNT shall, however, be available to cover the liabilities of the GENERAL ACCOUNT of Lincoln Life to the extent that the SEPARATE ACCOUNT'S assets exceed its liabilities arising under the policies supported by it. The assets of the SEPARATE ACCOUNT will be valued once daily at the close of regular trading (currently 4:00 p.m. New York time) on each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


The SEPARATE ACCOUNT has been registered as an investment company under the Investment Company Act of 1940 and meets the definition of "separate account" under federal securities laws. Registration with the Securities and Exchange Commission does not involve supervision of the management or investment practices or policies of the SEPARATE ACCOUNT or Lincoln Life by the Commission.


The SEPARATE ACCOUNT is divided into ten SUBACCOUNTS. Each SUBACCOUNT invests exclusively in shares of one of the FUNDS comprising the American Variable Insurance Series: the Global Small Capitalization Fund, the Global Growth Fund, the Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the High-Yield Bond Fund, the Bond Fund, the U.S. Government/AAA-Rated Securities Fund, and the Cash Management Fund. Income and both realized and unrealized gains or losses from the assets of the SEPARATE ACCOUNT are credited to or charged against the SEPARATE ACCOUNT without regard to the income, gains or losses arising out of any other business Lincoln Life may conduct. The FUNDS are also invested in by variable annuity contract holders. Should Lincoln Life become aware of any material irreconcilable conflict, either potential or existing, between its variable annuity and variable life insurance contractowners, Lincoln Life has agreed to notify the Series' Board of Trustees and to remedy, at Lincoln Life's own expense, any such conflict. Each FUND has two classes of shares, designated as class 1 shares and class 2 shares. Class 1 and class 2 differ in that class 2 (but not class 1) shares are subject to a 12b-1 plan for the payment by the FUND of certain distribution-related expenses. Only class 1 shares are available under the POLICY.

There is no assurance that any FUND of the American Variable Insurance Series will achieve its stated investment objective. For a complete description of the American Variable Insurance Series, please refer to the prospectus for the SERIES which must accompany or precede this prospectus and which should be read carefully.

THE INVESTMENT ADVISOR

Capital Research and Management Co., an investment management organization founded in 1931, is the investment advisor to the SERIES and other mutual funds, including those in The American Funds Group. Capital Research and Management Co. is located at 333 South Hope Street, Los Angeles, Calif. 90071 and 135 South State College Boulevard, Brea, Calif. 92821. Capital Research and Management is registered with the Securities and Exchange Commission as an investment adviser.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS
Lincoln Life does not control the investment advisor and therefore cannot guarantee that the American Variable Insurance Series or any particular FUNDS will be available for investment by the SUBACCOUNTS. Lincoln Life reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the SEPARATE ACCOUNT or that the SEPARATE ACCOUNT may purchase. Lincoln Life reserves the right to eliminate the shares of any FUND and to substitute shares of another open-end, registered investment company, if the shares are no longer available for investment, or if in the judgment of Lincoln Life further investment in any FUND should become inappropriate in view of the purposes of the SEPARATE ACCOUNT. Lincoln Life will not substitute any shares attributable to an OWNER'S interest in a SUBACCOUNT of the SEPARATE ACCOUNT without notice and prior to approval of the Securities and Exchange Commission, to the extent required by the Investment Company Act of 1940 or other applicable law. Nothing contained herein shall prevent the SEPARATE ACCOUNT from purchasing other securities for other SERIES or classes of policies, or from permitting a conversion between SERIES or classes of policies on the basis of requests made by policyowners.


Lincoln Life also reserves the right to establish additional SUBACCOUNTS of the SEPARATE ACCOUNT, each of which would invest in a new FUND or SERIES of a FUND or in shares of another investment company, with a specified investment objective. New SUBACCOUNTS may be established when, at the sole discretion of Lincoln Life, marketing needs or investment conditions warrant, and any new SUBACCOUNTS may be made available to existing policyowners on a basis to be determined by Lincoln Life. Lincoln Life may also eliminate one or more SUBACCOUNTS if, in its sole discretion, marketing, tax, or investment conditions warrant.


In the event of any such substitution or change, Lincoln Life may by appropriate endorsement make such changes in the POLICY as may be necessary or appropriate to reflect such substitution or change. If deemed by Lincoln Life to be in the best interests of persons having voting rights under the Policies, the SEPARATE ACCOUNT may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other Lincoln Life separate accounts.

THE POLICY

REQUIREMENTS FOR ISSUANCE OF A POLICY

Individuals wishing to purchase a POLICY must send a completed application to Lincoln Life, 1300 South Clinton Street, Fort Wayne, Ind. 46802. The minimum acceptable premium is $10,000. A policy will generally be issued only to insureds 80 years of age or younger (ages 81-85 by exception only) who supply satisfactory evidence of insurability sufficient to Lincoln Life. Acceptance is subject to Lincoln Life's underwriting rules and, except in California, Lincoln Life reserves the right to reject an application for any reason.


Additional insurance on the life of other persons may be applied for by supplemental application. Approval of the additional insurance will be subject to evidence of insurability satisfactory to Lincoln Life.

UNITS AND UNIT VALUES

The value of POLICY monies invested in each SUBACCOUNT is accounted for through the use of UNITS and UNIT VALUES. A UNIT is an accounting unit of measure used to calculate the value of an investment in a specified SUBACCOUNT. A UNIT VALUE is the dollar value of a UNIT in a specified SUBACCOUNT on a specified valuation date. Whenever an amount is invested in a SUBACCOUNT (due to net premium payments, loan payments, or transfer of values into a SUBACCOUNT), the amount purchases UNITS in that SUBACCOUNT; the number of UNITS purchased is determined by dividing the dollar amount of the transaction by the UNIT VALUE on the day the transaction is made. Similarly, whenever an amount is redeemed from a SUBACCOUNT (due to loans and loan interest charges, surrenders and SURRENDER CHARGES, transfers of values out of a SUBACCOUNT, income tax deductions (if any), or cost of insurance charges), UNITS are redeemed from that SUBACCOUNT; the number of units redeemed is determined by dividing the dollar amount of the transaction by the UNIT VALUE on the day the transaction is made.



The UNIT VALUE is also used to measure the NET INVESTMENT RESULTS in a SUBACCOUNT. The POLICY VALUE on any valuation day is the sum of the values in each SUBACCOUNT in which POLICY VALUES are allocated, plus any amounts held in the GENERAL ACCOUNT as reserves for loans. The value of each

SUBACCOUNT on each valuation day is determined by multiplying the number of UNITS held by a POLICY in each SUBACCOUNT by the UNIT VALUE for that SUBACCOUNT as determined for that valuation day.

The UNIT VALUE for a SUBACCOUNT on a specified valuation date is determined by dividing the value of all assets owned by that SUBACCOUNT, net of the SUBACCOUNT'S liabilities (including any accrued but unpaid daily mortality and expense risk charges, administrative charges and GUARANTEED DEATH BENEFIT risk charges), by the total number of UNITS held by POLICIES in that SUBACCOUNT. NET INVESTMENT RESULTS do not increase or decrease the number of UNITS held by the SUBACCOUNT.

As discussed under Charges against the Separate Account, on page 7, there is a reduction in daily asset charges applicable to POLICIES that have been in existence for more than ten years. To reflect that reduction, the preceding paragraphs are applied by considering such policies to be funded through separate SUBACCOUNTS, the interests in which are reflected in a separately computed and maintained series of UNITS and UNIT VALUES. The NET INVESTMENT RESULTS applicable to those UNITS will be higher because of the reduction in daily charges applicable to them.

PREMIUM PAYMENT AND
ALLOCATION OF PREMIUMS
Subject to certain limitations, an OWNER has considerable flexibility in determining the frequency and amount of premiums. The first year ISSUE PREMIUM is the only premium payment required under the POLICY, although additional premiums may be necessary to keep the POLICY in force. Payment of the ISSUE PREMIUM will not guarantee that the POLICY will remain in force. The amount of the first year ISSUE PREMIUM is based on the INSURED'S issue age and the SPECIFIED AMOUNT of the POLICY and is approximately equal to 80% of the federal maximum premium limitation at issue, as described below. The OWNER must pay the ISSUE PREMIUM in full on or before the RECORD DATE and may pay as much as 100% of the federal maximum premium limitation at issue.

Any OWNER who has not chosen to pay the federal maximum premium limitation at issue will also define a PLANNED PERIODIC PREMIUM schedule that provides for payment of a level premium (which may be zero) at fixed intervals for a specified period of time. The OWNER is not required to pay premiums in accord with this schedule. Furthermore, the OWNER has flexibility to alter the amount, frequency, and the time period over which PLANNED PERIODIC PREMIUMS are paid. Failure to pay PLANNED PERIODIC PREMIUMS will not of itself cause the policy to lapse, nor will the payment of PLANNED PERIODIC PREMIUMS guarantee that the POLICY will remain in force. The policy will lapse any time outstanding loans exceed POLICY VALUE less SURRENDER CHARGE or POLICY VALUE less outstanding loans and less SURRENDER CHARGE is insufficient to pay certain monthly deductions, and a grace period expires without a sufficient payment. (See Policy lapse and reinstatement, page 11.) Subject to the first year ISSUE PREMIUM requirements and the maximum premium limitations established under section 7702 of the Internal Revenue Code 1986, as amended (the Code), an OWNER may make unscheduled premium payments at any time in any amount during the lifetime of the INSURED until the MATURITY DATE. Monies received that are not designated as premium payments will be assumed to be loan repayments if there is an outstanding loan on the POLICY; otherwise, such monies will be assumed to be an unscheduled premium payment.

PREMIUM LIMITATIONS. In no event can the total of all premiums paid, both scheduled and unscheduled, exceed the current maximum premium limitations established for life insurance policies to meet the definition of life insurance, as set forth under Section 7702 of the Code. Those limitations will vary by issue age, sex, classification, benefits provided, and even policy duration. If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limitation, Lincoln Life will only accept that portion of the premium which will make total premiums equal that amount. Any part of the premium in excess of that amount will first be applied to reduce any outstanding loan on the policy, and any further excess will be refunded to the owner within 7 days of receipt and no further premiums will be accepted until allowed by subsequent maximum premium limitations.


The tax status of a POLICY and the tax treatment of distributions from a POLICY are dependent in part on whether or not the POLICY becomes a Modified Endowment Contract. A POLICY will become a Modified Endowment Contract if premiums paid into the POLICY exceed certain limits referred to as the 7-pay limitation. Because the ISSUE PREMIUM normally exceeds the 7-pay limitation, the POLICY will likely be a Modified Endowment Contract unless it has been purchased with cash values transferred from a pre-existing life insurance policy which is not a Modified Endowment Contract and the transfer meets the requirements for a tax-free exchange. The taxation of life insurance death benefits and distributions is complex and is discussed in detail under "Federal tax matters" on pages 14-17. Of particular note is the fact that the taxation of loans and surrenders of a life insurance policy that becomes a Modified Endowment Contract is generally less favorable than applies to such distributions from a life insurance policy that is not a Modified Endowment Contract.


NET PREMIUMS. The net premium equals the premium paid.

ALLOCATION OF NET PREMIUMS. In the application for a POLICY, the OWNER can allocate net premiums or portions thereof to the various SUBACCOUNTS of the SEPARATE ACCOUNT. Notwithstanding the allocation in the application, all net premiums received prior to the record date will initially be allocated to the Cash Management Fund. Net premiums received prior to the record date will be credited to the POLICY on the later of the POLICY DATE or the date the premium is received. The RECORD DATE is the date the POLICY is recorded on the books of Lincoln Life as an in-force policy, and may coincide with the POLICY DATE. Net premiums will continue to be allocated to the Cash Management Fund until the RECORD DATE. When the assets of the SEPARATE ACCOUNT are next valued following the RECORD DATE, the value of the POLICY'S assets in the Cash Management Fund will automatically be transferred to the SUBACCOUNTS of the SEPARATE ACCOUNT in accord with the OWNER'S percentage allocation in the application. No charge will be imposed for this initial transfer. Net premiums paid after the RECORD DATE will be credited to the POLICY on the date they are received and will be allocated in accord with the OWNER'S instructions in the application. The minimum percentage of each premium that may be allocated to any SUBACCOUNT of the SEPARATE ACCOUNT is 10%; percentages must be in whole numbers. The allocation of future net premiums may be changed without charge at any time by providing written notification on a form suitable to Lincoln Life, unless the OWNER has made previous arrangements with Lincoln Life to allow the allocation of future net premiums to be changed upon telephone request.

The value of the amount allocated to SUBACCOUNTS of the SEPARATE ACCOUNT will vary with the investment experience of these SUBACCOUNTS and the OWNER bears the entire investment risk. OWNERS should periodically review their allocations of premiums and values in light of market conditions, interest rates, and overall estate planning requirements.

DOLLAR COST AVERAGING PROGRAM

The OWNER may wish to make uniform monthly transfers from the Cash Management Fund to one or more of the SUBACCOUNTS over a 12, 24 or 36-month period through the Dollar Cost Averaging (DCA) program. Under the program, the OWNER designates the total amount of POLICY VALUE ($5,000 minimum) to be transferred from the Cash Management Fund to the chosen SUBACCOUNTS in accord with the most recent premium allocation. The transfers continue until the end of the DCA period or until the policy value in the Cash Management Fund has been exhausted, whichever occurs sooner. DCA may also be terminated upon written request by the OWNER.


The theory of DCA is that transfers of uniform dollar amounts purchase a greater number of SUBACCOUNT units when unit values are relatively low than are purchased when unit values are higher. This has the effect, when purchases are made at fluctuating prices, of reducing the aggregate average cost per unit to less than the average of the unit values on the same purchase dates. However, participation in the DCA program does not assure the OWNER of a greater return on purchases under the program, nor will it prevent or necessarily alleviate losses in a declining market.

There are no charges associated with the DCA program. In order to participate in (or terminate participation in) the DCA program, the OWNER must complete a written request on a form suitable to Lincoln Life.

EFFECTIVE DATE
For all coverage provided in the original application, the effective date will be the POLICY DATE, provided the POLICY has been delivered and the ISSUE PREMIUM has been paid prior to death and prior to any change in health or any other factor affecting insurability of the INSURED as shown in the application. The POLICY DATE is ordinarily the earlier of the date the full ISSUE PREMIUM is received or the date on which the POLICY is approved for issue by Lincoln Life.

For any increase, the effective date will be the first MONTHLY ANNIVERSARY DAY on or next following the day the application for the increase is approved.

For any insurance that has been reinstated, the effective date will be the first MONTHLY ANNIVERSARY DAY on or next following the day the application for reinstatement is approved.

RIGHT TO EXAMINE POLICY
The OWNER may, until a specified period of time has expired, examine the POLICY and return it for refund of all premiums paid. The applicable period of time will depend on the state in which the POLICY is issued, but will not expire sooner than the latest of ten days after receipt of the POLICY, 45 days after
Part 1 of the application is completed, or ten days after the Notice of Withdrawal Right is mailed or delivered to the OWNER. Upon cancellation the POLICY will be void from the beginning. An OWNER wanting a refund should return the POLICY to either Lincoln Life at its Home Office or to the registered agent who sold it.

POLICY TERMINATION
All coverage under the POLICY will terminate when any one of the following occurs: 1) the grace period ends without payment of required premium, 2) the POLICY is surrendered, 3) the INSURED dies, or 4) the POLICY matures. Under certain defined conditions, Lincoln Life will continue until the MATURITY DATE a death benefit on the life of the INSURED in an amount equal to the premiums paid (See Guaranteed death benefit, page 9).

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the POLICY to compensate Lincoln Life for:

  1. providing the insurance benefit set forth in the POLICY and any optional insurance benefits added by rider;

  2.  administering the POLICY;

  3.  assuming certain risks in connection with the POLICY;

  4.  incurring expenses in distributing the POLICY.

The nature and amount of these charges are described in the following.

SURRENDER CHARGES

Sales charges may be deducted in the form of contingent deferred sales charges (referred to as the SURRENDER CHARGE) as compensation for distribution expenses incurred by Lincoln Life. These expenses include sales commissions, the cost of printing the prospectus and sales literature, and any advertising costs. Expressed as a percentage of premiums, the total sales charges imposed under the POLICY during the first twelve policy months will depend on the policy's SPECIFIED AMOUNT, the INSURED'S ATTAINED AGE, the INSURED'S underwriting class, and the amount of actual premium paid during that period, but in no event will sales charges exceed 9.0% of the total premium paid in the first policy year. The following table shows the surrender charge as percent of total premiums paid during the first policy year. Lower sales charges will result if payment of premium in excess of the ISSUE PREMIUM (total premium must be less than the federal maximum premium limitation) is deferred until after the first policy year. The SURRENDER CHARGE will not exceed $56 per $1,000 of specified amount.

                          PERCENT OF TOTAL
                          PREMIUMS
                          PAID IN FIRST POLICY
DURING POLICY YEAR        YEAR
--------------------------------------------------
 1                                            9.0%
 2                                            8.5%
 3                                            8.0%
 4                                            7.0%
 5                                            6.0%
 6                                            5.0%
 7                                            4.0%
 8                                            3.0%
 9                                            2.0%
10                                            1.0%

The sales charge in any policy year is not necessarily related to actual distribution expenses incurred in that year. Instead, Lincoln Life expects to incur the majority of distribution expenses in the first policy year and to recover any deficiency over the life of the POLICY from sales charges in subsequent years.

COST OF INSURANCE CHARGES
On the POLICY date and on each MONTHLY ANNIVERSARY DAY following, cost of insurance charges will be deducted from the POLICY VALUE. Ordinarily, the cost of insurance charges are deducted in proportion to the values in the SUBACCOUNTS. The cost of insurance charges may be made by some other method if requested by the OWNER, and if such method is acceptable to Lincoln Life.

The cost of insurance charges depend upon a number of variables, and the cost for each policy month can vary from month to month. It will depend, among other things, on the amount for which Lincoln Life is at risk to pay in the event of the insured's death. On each MONTHLY ANNIVERSARY DAY, Lincoln Life will determine the monthly cost of insurance for the following month as equal to:

  a.  the death benefit on the MONTHLY ANNIVERSARY DAY; divided by

  b. 1.0032737 (the monthly interest factor equivalent to an annual interest rate of 4%); minus,

  c. the POLICY VALUE on the MONTHLY ANNIVERSARY DAY without regard to the cost of insurance; divided by

  d.  1,000; the result multiplied by

  e.  the applicable cost of insurance rate per $1,000 as described below.

The cost of insurance rates are based on the sex, ATTAINED AGE, and rate class of the person insured. The monthly cost of insurance rates may be changed by Lincoln Life from time to time. A change in the cost of insurance rates will apply to all persons of the same ATTAINED AGE, sex and rate class and whose policies have been in effect for the same length of time. The cost of insurance rates will not exceed those described in the table of guaranteed maximum insurance rates shown in the POLICY. These rates are based on the l980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday. Standard rate classes have guaranteed rates which do not exceed 100% of the applicable table.

The rate class of an insured will affect the cost of insurance rate. Lincoln Life currently places insureds into a standard rate class or rate classes involving a higher mortality risk. In an otherwise identical policy, insureds in the standard rate class will have a lower cost of insurance than those in the rate class with the higher mortality risk. The standard rate class is also divided into three categories: preferred plus, preferred and standard. Insureds who are preferred plus or preferred will generally incur a lower cost of insurance than those insureds who are standard.

Lincoln Life also reserves the right to deduct from the POLICY VALUE any amounts charged for federal or other Governmental income taxes that might result from a change in the current tax laws. Current tax laws do not charge income taxes on the POLICY VALUE.


CHARGES AGAINST THE SEPARATE ACCOUNT

Several charges are made directly or indirectly against the SEPARATE ACCOUNT and have the effect of reducing net investment results credited to the SUBACCOUNTS.

FUND CHARGES AND EXPENSES. The investment advisor for each of the FUNDS deducts a daily charge as a percent of the net assets in each FUND as an asset management charge. The charge has the effect of reducing the investment results credited to the SUBACCOUNTS.

Because the SEPARATE ACCOUNT purchases shares of the FUNDS involved, the value of the net assets of the SUBACCOUNTS of the SEPARATE ACCOUNT will reflect not only the fees of the Investment Advisor, but also other miscellaneous expenses incurred by those FUNDS. The asset management charges, miscellaneous expenses and total expenses for each of the FUNDS are currently estimated, on the basis of their most recent fiscal year experience where applicable, to be as follows:

                         ASSET            MISC.
FUND                     MGT. CHARGE*     EXPENSES*      TOTAL*
-------------------------------------------------------------------
Global Small
Capitalization**                  .80%            .06%         .86%
Global Growth***                  .71%            .05%         .76%
Growth                            .41%            .01%         .42%
International                     .58%            .09%         .67%
Growth-Income                     .36%            .01%         .37%
Asset Allocation                  .45%            .02%         .47%
High-Yield Bond                   .50%            .02%         .52%
Bond                              .53%            .02%         .55%
U.S. Gov't/AAA-Rated              .51%            .02%         .53%
Cash Management                   .45%            .02%         .47%


*Expressed as an annual percentage of each FUND'S average daily net assets.

**New FUND, with no prior fiscal year experience.


***Annualized figures based on operations for the period April 30, 1997 to November 30, 1997.


See the FUNDS' prospectus for more complete information about the expenses of the FUNDS.

MORTALITY AND EXPENSE RISK CHARGE. Lincoln Life deducts a daily charge as a percent of the assets of the SEPARATE ACCOUNT as a mortality and expense risk charge. The daily rate charged is equal to an annual rate of .85% of the value of the net assets of the SEPARATE ACCOUNT for the first 10 policy years, and
 .75% for policy years thereafter. This deduction will not increase for the duration of the POLICY.

The mortality risk assumed is that insureds may live for a shorter period of time than estimated and, therefore, a greater amount of death benefits will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated.

GUARANTEED DEATH BENEFIT CHARGE. For the first ten POLICY years Lincoln Life deducts a daily charge as a percent of the assets of the SEPARATE ACCOUNT as a charge for the guaranteed death benefit. The daily rate charged is equal to an annual rate of .10% of the value of the net assets of the SEPARATE ACCOUNT. This charge compensates Lincoln Life for the risk that the combination of cost of insurance deductions and poor NET INVESTMENT RESULTS may reduce net cash surrender values to zero and require Lincoln Life to continue until the MATURITY DATE a death benefit on the life of the INSURED in an amount equal to the sum of premiums paid.

ADMINISTRATIVE CHARGE. Lincoln Life deducts a daily charge as a percent of the assets of the SEPARATE ACCOUNT as an administrative charge. The daily rate charged is equal to an annual rate of .30% of the value of the net assets of the SEPARATE ACCOUNT for the first ten policy years, and .10% for policy years thereafter. This charge compensates Lincoln Life for underwriting, issue, and other administrative expenses incurred in issuing and maintaining the POLICY in force. Although most of these expenses are incurred in the first policy year, the administrative charge is assessed over the life of the POLICY. This charge will not increase for the duration of the POLICY. Lincoln Life does not anticipate any profit resulting from this charge.

REDUCTION OF CHARGES

The SURRENDER CHARGE set forth in this prospectus may be reduced because of special circumstances that result in lower sales or administrative expenses. In particular, the SURRENDER CHARGE will not be deducted on policies issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bonafide full-time employees of Lincoln National Corp. or The Capital Group, Inc. or their affiliated or managed companies (based on the OWNER'S status at the time the POLICY was purchased). The amounts of any reductions will reflect the reduced sales effort and administrative expenses resulting from, or the differences in expected death claims as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policyowners and owners of all other policies funded by the SEPARATE ACCOUNT.


POLICY BENEFITS

DEATH BENEFIT
The initial death benefit is equal to the SPECIFIED AMOUNT chosen by the OWNER, subject to certain limitations. The minimum SPECIFIED AMOUNT per $1,000 of premium results from paying the federal maximum premium limitation at issue. The maximum SPECIFIED AMOUNT per $1,000 of premium results from paying only the required ISSUE PREMIUM (approximately equal to 80% of the federal maximum premium limitation at issue) for that SPECIFIED AMOUNT.

As long as the POLICY remains in force (see Policy lapse and reinstatement, page
11), Lincoln Life will, upon proof of the INSURED'S death, pay the death benefit PROCEEDS of the POLICY to the named BENEFICIARY. The PROCEEDS may be paid in cash or under one or more of the payment options set forth in the POLICY. (See Proceeds and payment options, page 12.) The death benefit PROCEEDS payable will be increased by any unearned cost of insurance charge, and will be reduced by any outstanding loan and any due and unpaid charges. (See Policy lapse and reinstatement, page 11.)

The death benefit is the greater of the SPECIFIED AMOUNT of the POLICY or a specified percentage of the POLICY value on or prior to the date of death. The specified percentage at any time is based on the ATTAINED AGE of the INSURED as of the beginning of the policy year.

* The specified percentages are shown in the table below:

ATTAINED   SPECIFIED  ATTAINED   SPECIFIED  ATTAINED   SPECIFIED
AGE        PERCENTAGE AGE        PERCENTAGE AGE        PERCENTAGE
----------------------------------------------------------------
40 OR
YOUNGER    250%       59         134%       91         104%
41         243        60         130        92         103
42         236        61         128        93         102
43         229        62         126        94         101
44         222        63         124        95 OR      100
45         215        64         122        OLDER
46         209        65         120
47         203        66         119
48         197        67         118
49         191        68         117
50         185        69         116
51         178        70         115
52         171        71         113
53         164        72         111
54         157        73         109
55         150        74         107
56         146        75         105
57         142        THROUGH
58         138        90

EXAMPLES. For this example, assume that the INSURED is under the age of 40 and that there is no outstanding POLICY loan. A POLICY with a SPECIFIED AMOUNT of $250,000 will generally pay $250,000 in life insurance death benefits. However, because the life insurance death benefit cannot be less than 250% (the applicable specified percentage) of POLICY VALUE, any time the POLICY VALUE of this POLICY exceeds $100,000, the life insurance death benefit will exceed the $250,000 SPECIFIED AMOUNT. If the POLICY VALUE equals or exceeds $100,000, each additional dollar added to the POLICY VALUE will increase the life insurance death benefit by $2.50. Thus, for a POLICY with a SPECIFIED AMOUNT of $250,000 and a POLICY VALUE of $200,000, the BENEFICIARY will be entitled to a life insurance death benefit of $500,000 (250% x $200,000); a POLICY VALUE of $300,000 will yield a life insurance death benefit of $750,000 (250% x $300,000); a POLICY VALUE of $500,000 will yield a life insurance death benefit of $1,250,000 (250% x $500,000). Similarly, so long as POLICY VALUE exceeds $100,000, each dollar taken out of POLICY VALUE will reduce the life insurance death benefit by $2.50. If at any time the POLICY VALUE multiplied by the specified percentage is less than the SPECIFIED AMOUNT, the life insurance death benefit will equal the SPECIFIED AMOUNT of the POLICY.

The above example describes a scenario which includes favorable investment performance. In addition, the applicable percentage of 250% that is used is for ages 40 or younger. Because the applicable percentage decreases as the ATTAINED AGE increases, the impact of the applicable percentage on the death benefit payment levels will be lessened as the ATTAINED AGE progresses beyond age 40.

GUARANTEED DEATH BENEFIT

Lincoln Life expects that the ISSUE PREMIUM will ordinarily be sufficient, when combined with the NET INVESTMENT RESULTS, to pay for all charges to the POLICY and thereby provide life insurance protection on the INSURED until age 99. In some situations, however, the combination of poor NET INVESTMENT RESULTS and cost of insurance deductions could result in the NET CASH SURRENDER VALUE being reduced to zero. In such situations, the OWNER may make additional premium payments into the POLICY, subject to federal limitations, sufficient to pay for cost of insurance deductions to keep the POLICY in force. Alternatively, provided that no outstanding loans exist on the POLICY, the OWNER may allow the POLICY to lapse and take advantage of the GUARANTEED DEATH BENEFIT described below. The presence of any outstanding POLICY loan voids the GUARANTEED DEATH BENEFIT until the loan is repaid.

The GUARANTEED DEATH BENEFIT provides that Lincoln Life will continue until the MATURITY DATE a death benefit on the life of the INSURED in an amount equal to the sum of premiums paid into the POLICY, provided no outstanding POLICY loans exist and provided the POLICY entered the grace period due to insufficient NET CASH SURRENDER VALUE and the grace period has expired. No cash value will be available to the OWNER of the lapsed policy. Lincoln Life will provide the death benefit until the INSURED reaches the ATTAINED AGE of 99, when all coverage will terminate.

POLICY CHANGES

EXCHANGES OF POLICY. Before the second anniversary the policy may be exchanged for a new policy of fixed benefit insurance on the INSURED'S life. The new policy will be any compatible Flexible Premium Adjustable Life policy offered by Lincoln Life, subject to any conditions normally applicable to the new policy. It will have the same POLICY DATE and be issued at the same rating class and issue age as this policy. No evidence of insurability will be required. The NET CASH SURRENDER VALUE of the new policy will equal that of this policy on the date of exchange. The SURRENDER CHARGE of the new policy will equal that of this policy on the date of exchange. On the date of exchange, the death benefit of the new policy will equal the death benefit of this policy, or the net amount at risk on the new policy will equal the net amount at risk on this policy, at the OWNER'S option. If the total premiums paid into this policy exceed the federal maximum premium limitation of the new policy, the death benefit of the new policy will be increased (without evidence of insurability) to the minimum death benefit which will allow compliance with that limitation.

The request for exchange of the policy must be in writing on a form suitable to Lincoln Life. This POLICY must be surrendered to Lincoln Life, and be at the Home Office while the POLICY is in force. The OWNER of the new POLICY must be the OWNER of this POLICY.

The date of exchange will be the FIRST MONTHLY ANNIVERSARY DAY on or next following the latest of the date the OWNER requests the change to be effective, the date that the request for exchange and the surrendered policy are received at the Home Office, or the date the cost of exchange or any other amount due is paid. The POLICY may also be exchanged after a material change in the investment policy of any FUND or SERIES of a FUND. In that event, a notice of the change of investment policy will be sent to the OWNER. Within 60 days after receipt of the notice, or within 60 days after the effective date of the change, if later, the POLICY may be exchanged for a new policy of fixed-benefit insurance on the INSURED'S life. The conditions for such exchange and the specifications for the new policy are the same as those for an exchange of policy before the second anniversary, as described above.


The exchange of the policy for a new policy may have federal tax implications. (See Federal tax matters, pages 14-17).



CHANGES IN AMOUNT OF INSURANCE COVERAGE. The OWNER may request to increase the SPECIFIED AMOUNT anytime during the first two years or decrease the SPECIFIED AMOUNT at any time. The SPECIFIED AMOUNT may not be increased after the second anniversary of the POLICY. The request for such a change must be from the OWNER and in writing on a form suitable to Lincoln Life. Any request for an increase must be applied for on a supplemental application during the first two policy years; other evidence of insurability will not be required for the increase. The total of all requested increases may not exceed the lesser of 10% of the initial SPECIFIED AMOUNT or $25,000. Any increase will become effective on the first MONTHLY ANNIVERSARY DAY on or next following the date the application for the increase is approved. All rights to return or exchange the POLICY will apply anew to the amount of the increase. Any decrease will become effective on the first MONTHLY ANNIVERSARY DAY on or next following the day the request is received by Lincoln Life. Any such decrease will reduce insurance first against insurance provided by the most recent increase, next against the next most recent increases successively, and finally against insurance provided under the original application. The SPECIFIED AMOUNT after any requested decrease may not be less than $10,000.


POLICY VALUE

The POLICY provides for the accumulation of POLICY VALUE, which is calculated as often as the assets of the SEPARATE ACCOUNT are valued. The POLICY VALUE will vary with the investment performance of the GENERAL ACCOUNT and of the SEPARATE ACCOUNT, as well as other factors. In particular, POLICY VALUE also depends on any premiums received, any policy loans, and any charges and deductions assessed the POLICY. The POLICY has no guaranteed minimum POLICY VALUE or NET CASH SURRENDER VALUE.

On the POLICY DATE, the POLICY VALUE will be the initial net premium, minus the cost of insurance for the first month.

On each MONTHLY ANNIVERSARY DAY, the POLICY VALUE is equal to the sum of the following:

  a.  The POLICY VALUE on the preceding day;

  b. Any increase due to NET INVESTMENT RESULTS in the value of the SUBACCOUNTS to which the INVESTMENT AMOUNT is allocated;

  c. Interest at not less than the rate shown on the POLICY schedule on any outstanding loan amount;

  d.  Any net premiums received since the preceding day.

Minus the sum of the following:

  e. Any decrease due to NET INVESTMENT RESULTS in the value of the SUBACCOUNTS to which the INVESTMENT AMOUNT is allocated;

  f. Any amount charged against the INVESTMENT AMOUNT for federal or other governmental income taxes;

  g.  The cost of insurance for the following month.

On any day other than a MONTHLY ANNIVERSARY DAY, the POLICY VALUE is equal to the sum of the following:

  a.  The POLICY VALUE on the preceding day;

  b. Any increase due to NET INVESTMENT RESULTS in the value of the SUBACCOUNTS to which the INVESTMENT AMOUNT is allocated;

  c. Interest at not less than the rate shown on the POLICY schedule on any outstanding loan amount;

  d.  Any net premiums received since the preceding day.


Minus the sum of the following:


  e. Any decrease due to NET INVESTMENT RESULTS in the value of the SUBACCOUNTS to which the INVESTMENT AMOUNT is allocated;


  f. Any amount charged against the INVESTMENT AMOUNT for federal or other governmental income taxes.



The charges and deductions described above are further discussed in Charges and deductions, page 6.



NET INVESTMENT RESULTS. The NET INVESTMENT RESULTS are the changes in the unit values of the subaccounts from the previous valuation day to the current day. The NET

INVESTMENT RESULTS are equal to the per unit change in the market value of each FUND'S assets, reduced by the per unit share of the asset management charge, any miscellaneous expenses incurred by the FUND, the mortality and expense risk charge, the GUARANTEED DEATH BENEFIT charge, and the administrative charge, for the period, and increased by the per unit share of any dividends credited to the subaccount by the FUND during the period.


The charges listed above are explained further in Charges against the separate account, page 7.

The value of the assets in the FUNDS will be taken at their fair market value in accordance with accepted accounting practices and applicable laws and regulations.

TRANSFER BETWEEN SUBACCOUNTS

Any time after the RECORD DATE, the OWNER may request to transfer an amount from one SUBACCOUNT to another. The request to transfer FUNDS must be in writing on a form suitable to Lincoln Life. Transfers may be made by telephone request only if the OWNER has previously authorized telephone transfer in writing on a form suitable to Lincoln Life. Lincoln Life will follow reasonable procedures to determine that the telephone requester is authorized to request such transfer, including requiring certain identifying information contained in the written authorization. If such procedures are followed, Lincoln Life will not be liable for any loss arising from any telephone transfer. Transfers will take effect on the date that the request in writing or by telephone is received at the Home Office of Lincoln Life. The minimum amount which may be transferred between subaccounts is $100. The maximum number of transfers allowed in a policy year is twelve.

LOANS


At any time while the POLICY is in force the OWNER may make written request for a loan against the POLICY. A written loan agreement will be executed between the OWNER and Lincoln Life. The POLICY will be the sole security for the loan, and the POLICY must be assigned to Lincoln Life as part of the loan agreement. Ordinarily, the loan will be processed within seven days from the date the request for a loan is received at the Home Office of Lincoln Life. Payments may be postponed under certain circumstances. (See Postponement of payments, page 14.)



A loan taken from, or secured by, a POLICY may have federal income tax consequences. In particular, adverse tax consequences may occur if the policy lapses with outstanding loans. (See Federal tax matters, pages 14-17.)


LOAN AMOUNT. The amount of all outstanding loans with interest may not exceed the POLICY VALUE less SURRENDER CHARGE as of the date of the policy loan. If at any time the total of policy loans plus loan interest equals or exceeds the POLICY VALUE less SURRENDER CHARGE, notice will be sent to the last known address of the OWNER, and any assignee of record, and the POLICY will enter into the grace period. If sufficient payment is not received within 61 days after notice is mailed, the POLICY will lapse and terminate without value. (See Policy lapse and reinstatement, page 11.) In addition, the presence of any outstanding policy loan negates the GUARANTEED DEATH BENEFIT.

LOAN INTEREST. Interest on any loan will be payable annually in arrears at an annual rate of 6.0%. Any interest not paid when due will be added to the loan amount and will bear interest at the same policy loan rate.

DEDUCTION OF LOAN AND LOAN INTEREST. The amount of any loan or unpaid loan interest will be deducted from the INVESTMENT AMOUNT and transferred to the Lincoln Life GENERAL ACCOUNT, where it will earn interest at the then currently declared annual rate, which may not be less than the annual rate of 4.0%. The current annual rate is 6.0%. The amount will remain a part of the POLICY VALUE, but will not be increased or decreased by investment results in the SEPARATE ACCOUNT. Therefore, the POLICY VALUE could be more or less than what it would have been if the policy loan had not been made, depending on the investment results in the SEPARATE ACCOUNT compared to the interest credited to the assets transferred to the GENERAL ACCOUNT to secure the loan. In this way, a loan may have a permanent effect upon both the POLICY VALUE and the death benefit and may increase or decrease the potential for policy lapse. In addition, outstanding policy loans reduce the death benefit. Ordinarily, the amount of any loan or unpaid loan interest will be deducted from the subaccounts in proportion to the values of the subaccounts. The deduction may be made by some other method if the OWNER requests it, and if such method is acceptable to Lincoln Life.


LOAN REPAYMENTS. Loan repayments will ordinarily be allocated to the SUBACCOUNTS in accord with the most recent premium allocation. They may be allocated by some other method if the OWNER requests it, and if such method is acceptable to Lincoln Life. Any loan not repaid at the time of surrender of the POLICY, maturity, or death of the INSURED will be deducted from the amount otherwise payable.


POLICY LAPSE AND REINSTATEMENT

Insurance coverage under the POLICY will be continued in force until the NET CASH SURRENDER VALUE is insufficient to cover the monthly deductions, except that the POLICY will not be continued beyond the MATURITY DATE. Lapse will only occur when the POLICY VALUE less surrender charges and less outstanding policy loans is insufficient to cover the cost of insurance deductions and a grace period expires without a sufficient payment. Insurance coverage will continue during the grace period, but the POLICY will be deemed to have no POLICY VALUE for purposes of policy loans and surrenders.

A grace period of 61 days will begin on the date Lincoln Life sends a notice of any shortfall to the last known address of the OWNER or any assignee. The OWNER must, during the grace period, make a payment sufficient to cover the monthly deductions and any other charges due under the POLICY until the end of the grace period. Failure to make a sufficient payment during the grace period will cause the POLICY to lapse. Any NET CASH SURRENDER VALUE will be returned to the OWNER. If the INSURED dies during the grace period, any due and unpaid monthly deductions will be deducted from the death benefit.

A lapsed policy may be reinstated at any time within five years after the date of lapse and before the MATURITY DATE by submitting evidence of insurability satisfactory to Lincoln Life and a premium sufficient to keep the POLICY in force for two months. The effective date of a reinstatement will be the first MONTHLY ANNIVERSARY DAY on or next following the day the application for reinstatement is approved.

SURRENDER OF THE POLICY


The OWNER may surrender the POLICY at any time during the lifetime of the INSURED and receive the NET CASH SURRENDER VALUE. The NET CASH SURRENDER VALUE is equal to the POLICY VALUE minus any SURRENDER CHARGE, minus any outstanding loan and minus any unpaid loan interest. The request must be made in writing on a form suitable to Lincoln Life. The request will be effective the date the request is received in the Home Office of Lincoln Life, or at a later date if so requested by the OWNER. Ordinarily, the surrender will be processed within seven days from the date the request for surrender is received at the Home Office of Lincoln Life. The surrender of the POLICY may have tax consequences.


PROCEEDS AND PAYMENT OPTIONS

PROCEEDS. The amount payable under the POLICY on the MATURITY DATE, on the surrender of the POLICY, or upon the death of any INSURED person is called the PROCEEDS of the POLICY.

The PROCEEDS to be paid on the death of the INSURED will be the death benefit minus any outstanding POLICY loan, and minus any unpaid loan interest. The PROCEEDS to be paid on the surrender of the POLICY or on the MATURITY DATE will be the NET CASH SURRENDER VALUE.

Any amount to be paid at the death of the INSURED or any other termination of this POLICY will be paid in one sum unless otherwise provided. Interest will be paid on this amount from date of death or maturity to date of payment at a specified rate, not less than that required by law. All or part of the sum of this amount and such interest credited to date of payment will be applied to any payment option.

To the extent allowed by law, PROCEEDS are not to be subject to any claims of a BENEFICIARY'S creditors.

PAYMENT OPTIONS. Upon written request, all or part of the PROCEEDS and interest credited thereon may be applied to any payment option available from Lincoln Life at the time payment is to be made. Under certain conditions, payment options will only be available with the consent of Lincoln Life. Such conditions will exist if the PROCEEDS to be settled under any option are $2,500 or less, or if any installment or interest payment is $25 or less. In addition, if any payee is a corporation, partnership, association, trustee, or assignee, approval by Lincoln Life is needed before any PROCEEDS can be applied to a payment option.

The OWNER may elect any payment option while the INSURED is alive and may change that election if that right has been reserved. When the PROCEEDS become payable to a BENEFICIARY, the BENEFICIARY may elect any payment option if the PROCEEDS are available to the BENEFICIARY in one sum.

The OPTION DATE is any date the POLICY terminates under the termination provision.


Any PROCEEDS PAYABLE UNDER THE POLICY may also be settled under any other method of settlement offered by Lincoln Life on the OPTION DATE. Additional interest as determined by Lincoln Life may be paid or credited from time to time in addition to the payments guaranteed under a payment option. The payment option elected, as well as the time the election is made, may have tax consequences.


When PROCEEDS become payable under a payment option, a payment contract will be issued to the payee in exchange for the POLICY. Such payment contract may not be assigned. Any change in payment option may be made only if it is provided for in the payment contract. Under some of the payment options, PROCEEDS may be withdrawn under such payment option if provided for in the payment contract. The amount to be withdrawn varies by the payment option.

GENERAL PROVISIONS

THE CONTRACT

The entire contract consists of the POLICY plus the application and any supplemental application, plus any riders, plus any amendments. The POLICY is issued in consideration of the application and payment of the initial premium. Only statements in the application and any supplemental applications can be used to contest the validity of the POLICY or defend a claim. These statements are, in the absence of fraud, considered representations and not warranties. A change in the POLICY will be binding on Lincoln Life only if the change is in writing and the change is made by the President, Vice President, Secretary, or Assistant Secretary of Lincoln Life.

The POLICY is nonparticipating; it will not share in the profit or surplus earnings of Lincoln Life.

SUICIDE

If the INSURED commits suicide, while sane or insane, within two years from the POLICY DATE, the total liability of Lincoln Life under the POLICY will be the premiums paid, minus any policy loan, and minus any loan interest due.

If the INSURED commits suicide, while sane or insane, within two years from the effective date of any increase in insurance or reinstatement, our total liability with respect to such increase will be its cost of insurance and monthly charges.

REPRESENTATIONS AND CONTESTABILITY

All statements made in an application by, or on behalf of, the INSURED will, in the absence of fraud, be deemed representations and not warranties. Statements may be used to contest a claim or validity of the POLICY only if these statements are contained in the application for issue, reissue, or reinstatement, or in any supplemental application, and a copy of that application or supplemental application is attached to the POLICY. The POLICY will not be contestable after it has been in force for two years during the lifetime of the INSURED. Also, any increase in coverage or any reinstatement will not be contestable after that increase or reinstatement has been in force two years from its effective date during the lifetime of the INSURED. Any contest will then be based only on the application for the increase or reinstatement and will be subject to the same conditions as for contest of the POLICY.

INCORRECT AGE OR SEX

If there is an error in the age or sex of the INSURED, the excess of the death benefit over the POLICY VALUE will be adjusted to that which would be purchased by the most recent cost of insurance at the correct age and sex.

CHANGE OF OWNER OR BENEFICIARY

The OWNER of the POLICY is the OWNER identified in the application, or a successor. All rights of the OWNER belong to the OWNER while the INSURED is alive. The rights pass to the estate of the OWNER if the OWNER dies before the INSURED. The OWNER may transfer all ownership rights and privileges to a new OWNER. The request must be in writing on a form suitable to Lincoln Life. The change will be effective the day that the request is received in the Home Office of Lincoln Life. Lincoln Life will not be responsible for any payment or other action taken before having recorded the transfer. A change of ownership will not, in and of itself, affect the interest of any BENEFICIARY. A change of ownership may have tax consequences.

The BENEFICIARY is identified in the application for the POLICY, and will receive the PROCEEDS when the INSURED dies. The BENEFICIARY may be changed by the OWNER while the INSURED is alive, and provided that any prior designation does not prohibit such a change. A change will revoke any prior designation of the BENEFICIARY. The request to change BENEFICIARY must be in writing on a form suitable to Lincoln Life. Lincoln Life reserves the right to require the policy for endorsement of the change of BENEFICIARY designation.

If not otherwise provided, the interest of any BENEFICIARY who dies before the insured will pass to any other BENEFICIARIES according to their interest. Furthermore, if no BENEFICIARY survives the INSURED, the PROCEEDS will be paid in one sum to the OWNER, if living. If the OWNER is not living, the PROCEEDS will be paid to the OWNER'S estate.

ASSIGNMENT

Any assignment of the POLICY will not be binding on Lincoln Life unless it is in writing on a form suitable to Lincoln Life and is received at the Home Office. Lincoln Life will not be responsible for the validity of any assignment, and reserves the right to require the POLICY for endorsement of any assignment. An assignment of the POLICY may have tax consequences.

REPORTS AND RECORDS

Lincoln Life will maintain all records relating to the SEPARATE ACCOUNT. Lincoln Life will mail to the OWNER at least once each year a report, without charge, which will show the current POLICY VALUE, the current NET CASH SURRENDER VALUE, the current death benefit, any current policy loans, any premiums paid, any cost of insurance charges deducted, and any withdrawals made. The report will also include any other data that may be required where the contract is delivered. In addition, Lincoln Life will provide to policyowners semi-annually, or otherwise as may be required by regulations under the Investment Company Act of 1940, a report containing information about the operations of the FUNDS.

Lincoln Life has entered into an agreement with Delaware Management Holdings, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the SEPARATE ACCOUNT.

PROJECTION OF BENEFITS AND VALUES

At the OWNER'S request, Lincoln Life will provide a report to the OWNER which shows projected future results. The request must be in writing on a form suitable to Lincoln Life. The report will be comparable in format to those shown in Appendix B and will be based on assumptions in regard to the death benefit as may be specified by the OWNER, planned premium payments as may be specified by the OWNER, and such other assumptions as are necessary and specified either by the OWNER or Lincoln Life. A reasonable fee may be charged for this projection.

POSTPONEMENT OF PAYMENTS

Payments of any amount payable on surrender, loan, or benefits payable at death or maturity may be postponed whenever: (i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (ii) the Commission by order permits postponement for the protection of OWNERS; or (iii) an emergency exists, as determined by the Commission , as a result of which disposal of securities is not reasonably practical or it is not reasonably practical to determine the value of the SEPARATE ACCOUNT'S net assets. Transfers may also be postponed under such circumstances .

Requests for surrenders or policy loans of POLICY VALUES attributable to a premium paid by check may be delayed until such time as the check has cleared the OWNER'S bank.

ACCELERATED BENEFIT ELECTION RIDER

This rider is available to issue ages 0 through 80 and gives the OWNER the right to receive a portion of the death benefit prior to death if the INSURED is diagnosed as having an illness which with reasonable medical certainty will cause death within 12 months. Upon receipt of proof of loss, up to one-half of the eligible death benefit (as defined in the rider) may be advanced to the OWNER in cash as an initial accelerated benefit. A limited amount of subsequent accelerated benefit is also available to pay premiums and interest charges required on the POLICY. The amount of all advanced accelerated benefits creates an interest-bearing lien against the death benefit otherwise payable at death. There is no cost of insurance for this rider, but an administrative expense charge is payable upon application for benefits.


The availability of this rider is subject to approval by the State Insurance Department of the State in which the POLICY is issued, and is also subject to the current underwriting and issue procedures in place at the time of the application. The underwriting and issue procedures are subject to change without notice.


DISTRIBUTION OF THE POLICY

Lincoln Life intends to offer the POLICY in all jurisdictions where it is licensed to do business. American Fund Distributors, Inc. (AFD), the principal underwriter for the POLICIES, is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). The principal business address of AFD is 333 S. Hope Street, 52nd Floor, Los Angeles, California 90071. The principal business address of Lincoln Life is 1300 South Clinton Street, Fort Wayne, Ind. 46802.

The POLICY will be sold by individuals who, in addition to being licensed as life insurance agents for Lincoln Life, are also its registered representatives. The POLICY will also be sold by properly licensed representatives of independent broker-dealers which in turn have selling agreements with AFD and have been appropriately licensed by state insurance departments as agents of Lincoln Life. These representatives ordinarily receive commissions and service fees up to 5.5% of all premiums paid, plus .25% of accumulated POLICY VALUES in the second policy year and each year thereafter. The broker-dealer or local agency receives additional compensation on all premiums paid. In some situations, the broker-dealer or local agency may elect to share its commission with the registered representative. Selling representatives may also be eligible for bonuses and non-cash compensation if certain production levels are reached. All compensation is paid from Lincoln Life's resources, which include sales charges made under this POLICY.

FEDERAL TAX MATTERS

The following discussion is intended to provide a general description of the federal income tax considerations associated with the POLICY. It does not purport either to be complete or to cover all situations; this discussion is not intended to be taken as tax advice. Consult a qualified tax advisor for more complete information. This discussion is based upon Lincoln Life's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Federal tax laws may change without notice and as a result the taxable consequences to the insured, policyowner, or beneficiary may be altered.

TAX STATUS OF THE POLICY

Section 7702 of the Internal Revenue Code of 1986, as amended (the Code) includes a definition of a life insurance contract for Federal tax purposes. This definition can be satisfied by complying with either of two tests set forth in section 7702. Although the Secretary of the Treasury (the Treasury) is authorized to prescribe regulations interpreting the manner in which the tests under section 7702 are to be applied, such regulations have not been issued. In addition, section 7702 of the Code was amended by imposing certain modified requirements with respect to the mortality (i.e., cost of insurance) and other expense charges that are to be used in determining compliance of the Policies with section 7702. Guidance as to how these modified requirements are to be applied is extremely limited. If a policy was determined not to be a life insurance contract for purposes of section 7702, such policy would not provide most of the tax advantages normally provided by a life insurance policy.

With respect to a policy entered into before October 21, 1988, although there are no regulations interpreting the manner in which the tests are under section 7702 are to be applied, Lincoln Life believes that such a policy should meet the definition of a life insurance contract for federal tax purposes. However, an exchange of a policy entered into before October 21, 1988, or possibly other changes, might cause such a policy to be treated as entered into after October 20, 1988, and in such circumstances, the policy would be subject to modified mortality and other expense charge requirements. Accordingly, the OWNER, of a POLICY entered into before October 21, 1988, should contact a competent tax advisor before exchanging or making any other change, to such a POLICY to determine whether the exchange or change would cause the POLICY to be treated as entered into after October 20, 1988.

With respect to a policy entered into after October 20, 1988, that is issued on the basis of a standard rate class or a rate involving a lower mortality risk (i.e., a preferred or preferred plus basis), while there is some uncertainty due to the limited guidance on the modified section 7702 requirement, Lincoln Life nonetheless believes that such a policy should meet the section 7702 definition of a life insurance contract. With respect to a policy entered into after October 20, 1988, that is issued on a substandard basis (i.e., rate class involving higher than standard mortality risk), there is even more uncertainty, in particular as to how the modified requirements are to be applied in determining whether such a policy meets the section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a policy would satisfy section 7702, particularly if the OWNER pays the full amount of premiums permitted under the POLICY. If it is subsequently determined that a policy does not satisfy section 7702, Lincoln Life will take whatever steps are appropriate and necessary to cause such a policy to comply with section 7702, including possibly refunding any premiums paid that exceed the limitations allowable under section 7702 (together with interest or other earnings on any such premiums refunded as required by law). For these reasons, Lincoln Life reserves the right to modify the policy as necessary to qualify it as a life insurance contract under section 7702.

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the SEPARATE ACCOUNT to be "adequately diversified" in order for the POLICY to be treated as a life insurance contract for federal tax purposes. The SEPARATE ACCOUNT, through the various FUNDS in which it invests, intends to comply with the diversification requirements prescribed in Treasury Regulations, which affect how each FUND'S assets may be invested. Lincoln Life does not have control over the American Variable Insurance Series or its investments. Nonetheless, Lincoln Life believes that the FUNDS will be operated in compliance with the requirements prescribed by the Treasury.


The regulations relating to diversification requirements do not provide guidance concerning the extent to which policyowners may direct their investments to the SUBACCOUNTS of a SEPARATE ACCOUNT. When additional guidance is provided, the policy may need to be modified to comply with such guidance. As of the date of this prospectus, the Treasury Department has issued no guidelines on this subject, although it has indicated informally that guidelines could limit the number of underlying funds or the frequency of transfers among those funds. Such guidelines may apply prospectively only, although retroactive effect is possible if the guidelines are considered not to embody a new position. For these reasons, Lincoln Life reserves the right to modify the POLICY as necessary to prevent the OWNER from being considered the OWNER of the assets of the SEPARATE ACCOUNT or otherwise to qualify the POLICY for favorable tax treatment.


The following discussion assumes that the POLICY will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

1. IN GENERAL. Lincoln Life believes that the proceeds and cash value increases of a policy should be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, the death benefit under the POLICY should be excludable from the gross income of the BENEFICIARY under
Section 101(a)(1) of the Code.


A change in a policy's SPECIFIED AMOUNT, a change in death benefit option, the payment of premiums, the addition of additional insurance, a policy loan, a lapse with outstanding indebtedness, exchange of a policy, or a surrender may have tax consequences depending upon the circumstances. In addition, federal estate and generation skipping transfer, and state and local estate inheritance, and other tax consequences of ownership or receipt of policy proceeds depend upon the circumstances of each OWNER or BENEFICIARY. A competent tax advisor should be consulted for further information. Generally, the OWNER will not be deemed to be in constructive receipt of the cash value, including increments thereof, under the POLICY until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a POLICY depend on whether the policy is classified as a "Modified Endowment Contract" under section 7702A.

2. MODIFIED ENDOWMENT CONTRACTS. A POLICY may be treated as a Modified Endowment Contract depending upon the amount of premiums paid in relation to the death benefit provided under such policy. Because of the premium level contemplated under the policies, all policies entered into after June 20, 1988 are or may become modified endowment contracts. In addition, if a POLICY is "materially changed," it may be treated as a Modified Endowment Contract depending upon such relationship after such change. The premium limitation and material change rules for determining whether a POLICY is a Modified Endowment Contract are extremely complex. Moreover, due to the POLICY'S flexibility, classification of a POLICY as a Modified Endowment Contract will depend upon the circumstances of each POLICY. Accordingly, a prospective OWNER should contact a competent tax advisor before purchasing a POLICY to determine the circumstances in which the POLICY would be a Modified Endowment Contract. In addition, an OWNER should contact a competent tax advisor before paying any additional premium or making any other change to, including an exchange of, a POLICY to determine whether such premium payment or change would cause the POLICY to be treated as a Modified Endowment Contract.

Lincoln Life will monitor premiums paid into each POLICY after the date of this prospectus to determine when a premium payment will exceed the 7-pay limitation and cause the POLICY to become a Modified Endowment Contract. In simplified terms, the 7-pay limitation is satisfied only if the accumulated premiums paid under a POLICY do not at any time during the first seven POLICY years exceed the sum of the equal annual premiums that would have been paid for a similar policy providing for fully funded benefits at the end of the seven year period. If the OWNER has given Lincoln Life instructions that the POLICY should not be allowed to become a Modified Endowment Contract, any premiums in excess of the 7-pay limitation will first be applied to reduce any outstanding loan on the POLICY, and any further excess will be refunded to the OWNER within 7 days. If the OWNER has not given Lincoln Life instructions to the contrary, however, the premium will be paid into the POLICY and a letter of notification of Modified Endowment Contract status will be sent to the owner. The letter of notification will include the available options, if any, for remedying the Modified Endowment Contract status of the POLICY.

3. DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT
CONTRACTS. Policies classified as modified endowment contracts are subject to the following tax rules: First, all distributions, including distributions upon surrender and benefits paid at maturity, from such a POLICY are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the cash value immediately before the distribution over the investment in the POLICY (described below) at such time. Second, loans taken from, or secured by, such a policy are treated as distributions from such a policy and taxed accordingly. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a POLICY that is included in income except where the distribution or loan is made on or after the OWNER attains age 59 1/2, is attributable to the OWNER'S becoming disabled, or is part of a SERIES of substantially equal periodic payments for the life of the OWNER or the joint lives of the OWNER and the OWNER'S BENEFICIARY. Fourth, the cost of insurance for certain riders which are not "qualified additional benefits" may be treated as distributions from such a policy and taxed accordingly.

4. DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT
CONTRACTS. Distributions from a POLICY that is not classified as a Modified Endowment Contract are generally treated as first recovering the investment in the POLICY (described below) and then, only after the return of all such investment in the POLICY, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the SPECIFIED AMOUNT, or any other change that reduces benefits under the POLICY in the first 15-years after the POLICY is issued and that results in a cash distribution to the OWNER in order for the POLICY to continue complying with the section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the POLICY) under rules prescribed in section 7702.

Loans from, or secured by, a POLICY that is not a Modified Endowment Contract are not treated as distributions. Instead, such loans are treated as indebtedness of the OWNER.

Upon a complete surrender or lapse of a POLICY that is not a Modified Endowment Contract, or when benefits are paid at such a POLICY'S MATURITY DATE, if the amount received plus the amount of indebtedness exceeds the total investment in the POLICY, the excess will generally be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from, or secured by, a POLICY that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.


5. POLICY LOAN INTEREST. Generally, interest paid on any loan under a POLICY which is owned by an individual is not deductible after 1990. In addition, interest on any loan under a POLICY owned by a taxpayer and covering the life of any individual who is an officer of or is financially interested in the business carried on by that taxpayer will not be tax deductible to the extent the aggregate amount of such loans with respect to contracts covering such individual exceeds $50,000. No amount of policy loan interest is, however, deductible if the POLICY was deemed for federal tax purposes to be a single premium life insurance contract. For interest paid or accrued after October 13, 1996, and policies issued after June 8, 1997, additional rules apply which may reduce or eliminate any interest deduction. The OWNER should consult a competent tax advisor concerning the rules and limitations.


6. INVESTMENT IN THE POLICY. Investment in the POLICY means (i) the aggregate amount of any premiums or other consideration paid for a POLICY, minus (ii) the aggregate amount received under the POLICY which is excluded from the gross income of the OWNER (except that the amount of any loan from, or secured by, a POLICY that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded), plus, (iii) the amount of any loan from, or secured by, a POLICY that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the OWNER.

7. MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by Lincoln Life (or its affiliates) to the same OWNER during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in gross income under section 72(e) of the Code.

8. TAXATION OF ACCELERATED BENEFIT ELECTION RIDER. Lincoln Life believes that any benefits paid under the Accelerated Benefit Election Rider generally will be excludable from the recipient's income.

TAXATION OF THE SEPARATE ACCOUNT

Lincoln Life does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the SEPARATE ACCOUNT. Based upon these expectations, no charge is being made currently to the SEPARATE ACCOUNT for federal income taxes which may be attributable to the SEPARATE ACCOUNT. If, however, Lincoln Life determines that it may incur such taxes, it may assess a charge for those taxes from the POLICY.

VOTING RIGHTS

To the extent required by law, Lincoln Life will vote shares of the FUNDS held in the SEPARATE ACCOUNT at regular and special shareholder meetings of the FUNDS in accordance with instructions received from persons having voting interests in the SEPARATE ACCOUNT. If, however, the Investment Company Act of l940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Lincoln Life determines that it is permitted to vote the FUND shares in its own right, it may elect to do so.

The number of votes which each policyowner has the right to instruct will be determined as one vote for each $100 of POLICY VALUE in each SUBACCOUNT. Fractional shares will be allocated for amounts less than $100. The number of votes which the policyowner has the right to instruct will be determined as of the date coincident with the date established by the various SERIES for determining shareholders eligible to vote at the meetings of the FUNDS. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the FUNDS. Lincoln Life will vote shares of each FUND as to which no timely instructions are received in proportion to the voting instructions which are received with respect to all policies participating in that fund. Each person having a voting interest will receive proxy material, reports and other materials relating to the appropriate portfolio.

DISREGARD OF VOTING INSTRUCTIONS. Lincoln Life may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of any of the SERIES of a FUND or to approve or disapprove an investment advisory contract for a FUND. In addition, Lincoln Life itself may disregard voting instructions in favor of changes initiated by a policyowner in the investment POLICY or the investment advisor of a FUND if Lincoln Life reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or Lincoln Life determined that the change would have an adverse effect on its GENERAL ACCOUNT in that the proposed investment policy for any FUND may result in overly speculative or unsound investments. In the event Lincoln Life does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semiannual report to policyowners.

STATE REGULATION OF
LINCOLN LIFE AND THE
SEPARATE ACCOUNT

Lincoln Life, a stock life insurance company organized under the laws of Indiana, is subject to regulation by the Insurance Department of the State of Indiana. An annual statement is filed with the Indiana Department of Insurance (Department) on or before March 1st of each year covering the operations and reporting on the financial condition of Lincoln Life as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines the liabilities and reserves of Lincoln Life and the SEPARATE ACCOUNT and certifies their adequacy, and a full examination of Lincoln Life's operations is conducted by the Department at least once every five years.

In addition, Lincoln Life is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

Lincoln Life holds title to the assets of the SEPARATE ACCOUNT. The assets are kept physically segregated and held separate and apart from the GENERAL ACCOUNT assets. Records are maintained of all purchases and redemptions of fund shares held by each SUBACCOUNT. Additional protection is provided in the form of a blanket fidelity bond which covers directors and employees of Lincoln Life. The bond, which was issued by Fidelity and Deposit Company of Maryland covers up to $25,000,000.

The FUNDS do not issue certificates. Thus, Lincoln Life holds the SEPARATE ACCOUNT'S assets in an open account in lieu of stock certificates.

LEGAL PROCEEDINGS


There are no material legal or administrative proceedings pending or known to be contemplated, other then ordinary routine litigation incidental to the business, to which the SEPARATE ACCOUNT is a party or to which any of its assets are subject. The principal underwriter, AFD, is not engaged in any material litigation of any nature.



Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.



During the 1990's class action lawsuits alleging sales practices fraud have been filed against many life insurance companies, and Lincoln Life has not been immune. Two lawsuits alleging fraud in the sale of interest-sensitive universal and whole life insurance policies have been filed against Lincoln Life. These two suits have been filed as class actions, although as of the date of this Prospectus the court had not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management denies the allegations and intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits (exclusive of any indemnification from professional liability insurers) cannot be reasonably estimated at this time.


EXPERTS


The financial statements of the SEPARATE ACCOUNT and the statutory-basis financial statements and schedules of Lincoln Life appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the registration statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.



Actuarial matters included in this prospectus have been examined by Denis G. Schwartz, FSA as stated in the opinion filed as an exhibit to the registration statement.



PREPARING FOR YEAR 2000



Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Year 2000 issue affects virtually all companies and organizations.



Lincoln Life, as part of its year 2000 updating process, is responsible for the updating of the SEPARATE ACCOUNT related computer systems. An affiliate of Lincoln Life, Delaware Service Company (Delaware), provides substantially all of the necessary accounting and valuation services for the SEPARATE ACCOUNT. Delaware, for its part, is responsible for updating all of its computer systems, including those which service the SEPARATE ACCOUNT, to accommodate the year 2000. Lincoln Life and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the accurate and orderly operation of the SEPARATE ACCOUNT beginning in the year 2000.



The year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of both Lincoln Life and Delaware (the Companies). The computer systems of the Companies and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the SEPARATE ACCOUNT. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing year 2000 issues. While the companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The companies presently believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are incorporating potential issues surrounding year 2000 into their contingency planning process, in the event that, despite these substantial efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the business of Lincoln Life or Delaware or both.



The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies and, for each company, will be based on its management's best estimates which are derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third-party modification plans and other factors. Nevertheless, there can be no guarantee either by Lincoln Life or by Delaware that estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.


ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of l933, as amended, with respect to the POLICY offered hereby. This prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the SEPARATE ACCOUNT, Lincoln Life and the POLICY offered hereby. Statements contained in this prospectus as to the contents of the POLICY and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

APPENDIX A

EXECUTIVE OFFICERS AND DIRECTORS
LINCOLN NATIONAL LIFE INSURANCE CO.


NAME, ADDRESS AND
POSITION(S)
WITH REGISTRANT     PRINCIPAL OCCUPATIONS LAST FIVE YEARS
-------------------------------------------------------------------
NANCY J. ALFORD     Vice President [4/96-present], (formerly Second
VICE PRESIDENT      Vice President [1/90-4/96], Lincoln National
                    Life Insurance Co.
------------------
ROLAND C. BAKER     President [1/95-present], First Penn-Pacific
VICE PRESIDENT AND  Life Insurance Co. Formerly: Chairman and CFO
DIRECTOR            [7/88-1/95], Baker, Ralish, Shipley & Politzer,
1801 S. Meyers      Inc.
Road
Oakbrook Terrace,
Ill. 60181
------------------
JON A. BOSCIA       President and Director, Lincoln National Corp.
DIRECTOR            [1/98-present] (Formerly: President and Chief
                    Executive Officer [10/96-1/98]); Chief
                    Operating Officer [5/94-10/96]), Lincoln
                    National Life Insurance Co., President
                    [7/91-5/94] Lincoln Investment Management Inc.
------------------
JOHN GOTTA          Vice President and General Manager
VICE PRESIDENT      [1/98-present] Formerly: Senior Vice President,
900 Cottage Grove   CIGNA [3/96-12/97]; Vice President, Connecticut
Rd.                 Mutual Life Insurance Company [8/94-3/96]; Vice
Bloomfield, CT      President, CIGNA [3/93-8/94]; Regional Director
06152-2321          of Agencies, Phoenix-Home Life Mutual Insurance
                    Company [3/90-2/93]
------------------
MELANIE T. HALL     Vice President [1/96-present] Formerly: Second
VICE PRESIDENT      Vice President [6/95-1/96], Lincoln National
                    Life Insurance Co. Formerly: Assistant Vice
                    President [1/95-6/95], LNC Equity Sales
                    Corporation, Assistant Vice President
                    [12/93-1/95], Lincoln Investment Management,
                    Inc.; Assistant Vice President [12/92-12/93],
                    Lincoln National Life Insurance Co.
------------------
J. MICHAEL HEMP     President [11/96-present], Lincoln Financial
VICE PRESIDENT      Advisors Corp.; Vice President [10/95-Present],
                    Lincoln National Life Insurance Co. Formerly:
                    Regional Chief Executive Officer [11/79-10/95],
                    Lincoln Dallas RMO.
------------------
JACK D. HUNTER      Executive Vice President [5/86-present] and
EXECUTIVE VICE      General Counsel [3/75-Present], Lincoln
PRESIDENT,          National Corporation and Executive Vice
GENERAL COUNSEL     President [8/86-Present] and General Counsel
AND DIRECTOR        [3/75-Present], The Lincoln National Life
200 East Berry      Insurance Company
Street
Fort Wayne, Ind.
46802
------------------
STEPHEN H. LEWIS    Senior Vice President, [5/94-present] Lincoln
VICE PRESIDENT      National Life Insurance Co. Formerly: President
                    [2/85-5/94], First Penn-Pacific Life Insurance
                    Co.
------------------
H. THOMAS MCMEEKIN  President [5/94-present], Lincoln Investment
DIRECTOR            Management, Inc. Formerly: Executive Vice
200 East Berry      President [2/92-11/92], Senior Vice President
Street              [11/87-2/92]; Executive Vice President
Fort Wayne, Ind.    [5/94-Present], Lincoln National Corporation
46802               Formerly: Senior Vice President [11/92-5/94]
------------------
IAN M. ROLLAND      Chairman [1/92-present], Chief Executive
DIRECTOR            Officer [5/77-present] and President
200 East Berry      [12/75-1/92], Lincoln National Corp. Formerly:
Street              Chairman [1/92-5/94], Chief Executive Officer
Fort Wayne, Ind.    [7/77-5/94] and President [3/83-1/93], Lincoln
46802               National Life Insurance Co.
------------------
ARTHUR S. ROSS      Vice President [8/91-present], Lincoln National
VICE PRESIDENT      Life Insurance Co.
------------------

APPENDIX A CONTINUED

EXECUTIVE OFFICERS AND DIRECTORS
LINCOLN NATIONAL LIFE INSURANCE CO.

NAME, ADDRESS AND
POSITION(S)
WITH APPLICANT*     PRINCIPAL OCCUPATIONS LAST FIVE YEARS
-------------------------------------------------------------------
LAWRENCE T.         Executive Vice President [10/96-present]
ROWLAND             Formerly: Senior Vice President [1/93-10/96],
EXECUTIVE VICE      Vice President [10/91-1/93], Lincoln National
PRESIDENT AND       Life Insurance Co.
DIRECTOR
One Reinsurance
Place
1700 Magnavox Way
Fort Wayne, Ind.
46804
------------------
KEITH J. RYAN       Senior Vice President Formerly Vice President,
SENIOR VICE         Chief Financial Officer and Assistant Treasurer
PRESIDENT, CHIEF    [1/96-present] Formerly: Controller
FINANCIAL OFFICER   [6/95-12/95], Business Controls Director
AND ASSISTANT       [11/90-6/95], Lincoln National Life Insurance
TREASURER           Co.
------------------
GABRIEL L. SHAHEEN  President and Chief Executive Officer
PRESIDENT, CHIEF    [1/98-present] Formerly: Chairman and Managing
EXECUTIVE OFFICER   Director, Lincoln National (UK) PLC
AND DIRECTOR        [12/96-1/98]; President, Lincoln National
                    Reassurance Company [7/95-12/96]; Senior Vice
                    President, Lincoln National Life Reinsurance
                    Company [1/93-7/95]; Senior Vice President,
                    Lincoln National Life Insurance Company
                    [5/91-1/93]
------------------
RICHARD C. VAUGHAN  Executive Vice President and Chief Financial
DIRECTOR            Officer [1/95-present] Formerly: Senior Vice
200 East Berry      President [6/92-1/95]), Lincoln National Corp.
Street
Fort Wayne, Ind.
46802
------------------
MICHAEL R. WALKER   Vice President [1/96-present], Lincoln National
VICE PRESIDENT      Life Insurance Co. Formerly: Vice President
                    [3/96-1/96], Employers Health Insurance Co.;
                    Vice President [7/85-3/93], Baker Hughes, Inc.
------------------
ROY V. WASHINGTON   Vice President [7/96-present], Lincoln National
VICE PRESIDENT      Life Insurance Co. Formerly: Associate Counsel
                    [2/95-7/96]. Formerly: Director of Compliance
                    [8/94-2/95], Lincoln Investment Management,
                    Inc.; Compliance Consultant [8/89-8/94],
                    Lincoln National Corp.
------------------
MICHAEL L. WRIGHT   Senior Vice President [3/95-present], Lincoln
SENIOR VICE         National Life Insurance Co. Formerly: Executive
PRESIDENT           Vice President and Chief Operating Officer
                    [11/88-3/95], The Associate Group.



*Unless otherwise indicated, the principal business address is 1300 South
 Clinton Street, Fort Wayne, Indiana 46801.

APPENDIX B

ILLUSTRATIONS OF POLICY VALUES
The following tables have been prepared to help show how values under the POLICY change with investment performance. The tables show death benefits, policy values, and NET CASH SURRENDER VALUES for each of the first 10 policy years, and for every five year period thereafter through the thirtieth policy year, assuming that the return on the assets invested in the account were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. The actual death benefits and NET CASH SURRENDER VALUES would be different from those shown if a different classification was used or if the returns averaged 0%, 6%, and 12% but fluctuated over and under those averages throughout the years.

The death benefits and NET CASH SURRENDER VALUES shown on pages using current charges are approximately those likely to be provided under the POLICY for the investment returns indicated, assuming that the current cost of insurance charges are deducted. Although the contract allows for maximum cost of insurance charges specified in the l980 Commissioners Standard Ordinary Mortality Table, Lincoln Life expects that it will continue to charge the current cost of insurance charges for the indefinite future. The figures shown on pages using guaranteed maximum charges show the death benefits and NET CASH SURRENDER VALUES which would result if the guaranteed maximum cost of insurance charges were deducted. However, these are primarily of interest only to show by comparison the benefits of the lower current cost of insurance charges.


In each of the illustrations an assumed gross annual return is indicated. The gross annual return used in the illustrations is then reduced by the asset management charge (current average .53%), the mortality and expense risk charge (.85% for the first 10 policy years and .75% thereafter), the administrative charge (.30% for the first 10 policy years and .10% thereafter), the GUARANTEED DEATH BENEFIT charge (.10% for the first 10 policy years and 0% thereafter), and other expenses incurred by the FUNDS including printing, mailing, Directors' fees, etc. (current average .03%) so that the actual numbers in the illustrations are net of expenses. Thus, for the first 10 policy years a 12% gross annual return yields a net annual return of 9.99%; a 6% gross annual return yields a net annual return of 4.10%; and a 0% gross annual return yields a net annual return of -1.79%. Thereafter, a 12% gross annual return yields a net annual return of 10.43%; a 6% gross annual return yields a net annual return of 4.52%; and a 0% gross annual return yields a net annual return of -1.40%.

AMERICAN LEGACY LIFE

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 35
$132,250 SPECIFIED AMOUNT
$25,000 INITIAL PREMIUM USING CURRENT PREFERRED CHARGES


                       DEATH BENEFIT                     POLICY VALUE                      NET CASH SURRENDER VALUE
                       -------------------------------   -------------------------------   -------------------------------
         PREMIUMS      ASSUMING                          ASSUMING                          ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      -------------------------------   -------------------------------   -------------------------------
YEAR     PER YEAR      0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
--------------------------------------------------------------------------------------------------------------------------
    1    $   26,250    $132,500   $132,500   $132,500    $24,336    $25,803    $ 27,270    $22,086    $23,553    $  25,020
    2        27,562     132,500    132,500    132,500     23,669     26,627      29,758     21,544     24,502       27,633
    3        28,941     132,500    132,500    132,500     23,000     27,474      32,488     21,000     25,474       30,488
    4        30,388     132,500    132,500    132,500     22,315     28,332      35,473     20,565     26,582       33,723
    5        31,907     132,500    132,500    132,500     21,615     29,202      38,740     20,115     27,702       37,240
------
    6        33,502     132,500    132,500    132,500     20,899     30,085      42,320     19,649     28,835       41,070
    7        35,178     132,500    132,500    132,500     20,167     30,982      46,247     19,167     29,982       45,247
    8        36,936     132,500    132,500    132,500     19,419     31,894      50,560     18,669     31,144       49,810
    9        38,783     132,500    132,500    132,500     18,655     32,822      55,300     18,155     32,322       54,800
   10        40,722     132,500    132,500    134,318     17,862     33,756      60,504     17,612     33,506       60,254
------
   15        51,973     132,500    132,500    184,849     13,731     39,348      96,779     13,731     39,348       96,779
   20        66,332     132,500    132,500    242,771      8,156     45,123     154,631      8,156     45,123      154,631
   25        84,659     132,500    132,500    332,125        271     50,735     247,854        271     50,735      247,854
   30       108,049         * 0    132,500    485,543        * 0     55,478     397,986        * 0     55,478      397,986



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the FUNDS that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. All values are net of the following charges: administration = .30% first 10 years, then .10%; asset management = .53% (average) all years; guaranteed death benefit = .10% first 10 years only, then 0%; mortality and expense risk = .85% first 10 years, then .75%; and miscellaneous expense = .03% all years. Values illustrated are also net of cost of insurance charges.


* Please refer to the Guaranteed Minimum Death
 Benefit provision.

AMERICAN LEGACY LIFE

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 35
$132,250 SPECIFIED AMOUNT
$25,000 INITIAL PREMIUM USING CURRENT STANDARD CHARGES


                         DEATH BENEFIT                     POLICY VALUE                      NET CASH SURRENDER VALUE
                         -------------------------------   -------------------------------   -------------------------------
           PREMIUMS      ASSUMING                          ASSUMING                          ASSUMING
  END      ACCUMULATED   HYPOTHETICAL GROSS                HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
  OF       AT 5%         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
  POLICY   INTEREST      -------------------------------   -------------------------------   -------------------------------
  YEAR     PER YEAR      0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
  --------------------------------------------------------------------------------------------------------------------------
      1    $   26,250    $132,500   $132,500   $132,500    $24,323    $25,789    $ 27,256    $22,073    $23,539    $ 25,006
      2        27,562     132,500    132,500    132,500     23,643     26,600      29,730     21,518     24,475      27,605
      3        28,941     132,500    132,500    132,500     22,962     27,433      32,444     20,962     25,433      30,444
      4        30,388     132,500    132,500    132,500     22,265     28,276      35,412     20,515     26,526      33,662
      5        31,907     132,500    132,500    132,500     21,552     29,131      38,661     20,052     27,631      37,161
  ------
      6        33,502     132,500    132,500    132,500     20,824     29,999      42,221     19,574     28,749      40,971
      7        35,178     132,500    132,500    132,500     20,080     30,879      46,127     19,080     29,879      45,127
      8        36,936     132,500    132,500    132,500     19,320     31,775      50,417     18,570     31,025      49,667
      9        38,783     132,500    132,500    132,500     18,531     32,673      55,122     18,031     32,173      54,622
     10        40,722     132,500    132,500    133,840     17,712     33,576      60,288     17,462     33,326      60,038
  ------
     15        51,973     132,500    132,500    183,899     13,409     38,949      96,282     13,409     38,949      96,282
     20        66,332     132,500    132,500    241,154      7,569     44,376     153,601      7,569     44,376     153,601
     25        84,659         * 0    132,500    329,117        * 0     49,166     245,609        * 0     49,166     245,609
     30       108,049         * 0    132,500    479,657        * 0     52,178     393,162        * 0     52,178     393,162



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the FUNDS that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. All values are net of the following charges: administration = .30% first 10 years, then .10%; asset management = .53% (average) all years; guaranteed death benefit = .10% first 10 years only, then 0%; mortality and expense risk = .85% first 10 years, then .75%; and miscellaneous expense = .03% all years. Values illustrated are also net of cost of insurance charges.


* Please refer to the Guaranteed Minimum Death
 Benefit provision.

AMERICAN LEGACY LIFE

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 35
$132,250 SPECIFIED AMOUNT
$25,000 INITIAL PREMIUM USING GUARANTEED CHARGES


                       DEATH BENEFIT                     POLICY VALUE                      NET CASH SURRENDER VALUE
                       -------------------------------   -------------------------------   -------------------------------
         PREMIUMS      ASSUMING                          ASSUMING                          ASSUMING
END      ACCUMULATED   HYPOTHETICAL GROSS                HYPOTHETICAL GROSS                HYPOTHETICAL GROSS
OF       AT 5%         ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST      -------------------------------   -------------------------------   -------------------------------
YEAR     PER YEAR      0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS   0% GROSS   6% GROSS   12% GROSS
--------------------------------------------------------------------------------------------------------------------------
    1    $   26,250    $132,500   $132,500   $132,500    $24,322    $25,788    $ 27,255    $22,072    $23,538    $ 25,005
    2        27,562     132,500    132,500    132,500     23,639     26,596      29,725     21,514     24,471      27,600
    3        28,941     132,500    132,500    132,500     22,948     27,419      32,430     20,948     25,419      30,430
    4        30,388     132,500    132,500    132,500     22,247     28,257      35,392     20,497     26,507      33,642
    5        31,907     132,500    132,500    132,500     21,532     29,109      38,637     20,032     27,609      37,137
------
    6        33,502     132,500    132,500    132,500     20,801     29,972      42,192     19,551     28,722      40,942
    7        35,178     132,500    132,500    132,500     20,051     30,846      46,089     19,051     29,846      45,089
    8        36,936     132,500    132,500    132,500     19,279     31,728      50,365     18,529     30,978      49,615
    9        38,783     132,500    132,500    132,500     18,483     32,618      55,059     17,983     32,118      54,559
   10        40,722     132,500    132,500    133,680     17,660     33,514      60,216     17,410     33,264      59,966
------
   15        51,973     132,500    132,500    183,623     13,325     38,838      96,138     13,325     38,838      96,138
   20        66,332     132,500    132,500    240,756      7,463     44,210     153,348      7,463     44,210     153,348
   25        84,659         * 0    132,500    328,529        * 0     48,913     245,171        * 0     48,913     245,171
   30       108,049         * 0    132,500    478,757        * 0     51,795     392,424        * 0     51,795     392,424



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the FUNDS that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. All values are net of the following charges: administration = .30% first 10 years, then .10%; asset management = .53% (average) all years; guaranteed death benefit = .10% first 10 years only, then 0%; mortality and expense risk = .85% first 10 years, then .75%; and miscellaneous expense = .03% all years. Values illustrated are also net of cost of insurance charges.


* Please refer to the Guaranteed Minimum Death
 Benefit provision.

AMERICAN LEGACY LIFE

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 55
$62,500 SPECIFIED AMOUNT
$25,000 INITIAL PREMIUM USING CURRENT PREFERRED CHARGES


                        DEATH BENEFIT                        POLICY VALUE                         NET CASH SURRENDER VALUE
                        ----------------------------------   ----------------------------------   ----------------------------------
         PREMIUMS       ASSUMING                             ASSUMING                             ASSUMING
END      ACCUMULATED    HYPOTHETICAL GROSS                   HYPOTHETICAL GROSS                   HYPOTHETICAL GROSS
OF       AT 5%          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST       ----------------------------------   ----------------------------------   ----------------------------------
YEAR     PER YEAR       0% GROSS    6% GROSS    12% GROSS    0% GROSS    6% GROSS    12% GROSS    0% GROSS    6% GROSS    12% GROSS
------------------------------------------------------------------------------------------------------------------------------------
   1         26,250       62,500      62,500       62,500      24,176      25,644       27,111      21,926      23,394        24,861
   2         27,562       62,500      62,500       62,500      23,327      26,289       29,427      21,202      24,164        27,302
   3         28,941       62,500      62,500       62,500      22,451      26,938       31,973      20,451      24,938        29,973
   4         30,388       62,500      62,500       62,500      21,542      27,586       34,778      19,792      25,836        33,028
   5         31,907       62,500      62,500       62,500      20,594      28,232       37,872      19,094      26,732        36,372
------
   6         33,502       62,500      62,500       62,500      19,604      28,876       41,296      18,354      27,626        40,046
   7         35,178       62,500      62,500       62,500      18,560      29,511       45,092      17,560      28,511        44,092
   8         36,936       62,500      62,500       62,500      17,455      30,135       49,312      16,705      29,385        48,562
   9         38,783       62,500      62,500       66,943      16,275      30,741       53,987      15,775      30,241        53,487
  10         40,722       62,500      62,500       72,115      15,014      31,330       59,111      14,764      31,080        58,861
  15         51,973       62,500      62,500      109,956       7,245      34,637       94,790       7,245      34,637        94,790
  20         66,332          * 0      62,500      163,038         * 0      37,117      152,372         * 0      37,117       152,372
  25         84,659          * 0      62,500      258,636         * 0      36,916      246,320         * 0      36,916       246,320
  30        108,049          * 0      62,500      414,533         * 0      29,741      394,793         * 0      29,741       394,793



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. the death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the FUNDS that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. All values are net of the following charges: administration = .30% first 10 years, then .10%; asset management = .53% (average) all years; guaranteed death benefit = .10% first 10 years only, then 0%; mortality and expense risk = .85% first 10 years, then .75%; and miscellaneous expense = .03% all years. Values illustrated are also net of cost of insurance charges.


* Please refer to the Guaranteed Minimum Death
 Benefit provision.

AMERICAN LEGACY LIFE

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 55
$62,500 SPECIFIED AMOUNT
$25,000 INITIAL PREMIUM USING CURRENT STANDARD CHARGES


                        DEATH BENEFIT                        POLICY VALUE                         NET CASH SURRENDER VALUE
                        ----------------------------------   ----------------------------------   ----------------------------------
         PREMIUMS       ASSUMING                             ASSUMING                             ASSUMING
END      ACCUMULATED    HYPOTHETICAL GROSS                   HYPOTHETICAL GROSS                   HYPOTHETICAL GROSS
OF       AT 5%          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST       ----------------------------------   ----------------------------------   ----------------------------------
YEAR     PER YEAR       0% GROSS    6% GROSS    12% GROSS    0% GROSS    6% GROSS    12% GROSS    0% GROSS    6% GROSS    12% GROSS
------------------------------------------------------------------------------------------------------------------------------------
   1       $ 26,250      $62,500     $62,500     $ 62,500     $24,145    $  25,612    $ 27,079     $21,895     $23,362     $ 24,829
   2         27,562       62,500      62,500       62,500      23,259       26,220      29,356      21,134      24,095       27,231
   3         28,941       62,500      62,500       62,500      22,336       26,821      31,854      20,336      24,821       29,854
   4         30,388       62,500      62,500       62,500      21,370       27,411      34,601      19,620      25,661       32,851
   5         31,907       62,500      62,500       62,500      20,358       27,991      37,631      18,858      26,491       36,131
------
   6         33,502       62,500      62,500       62,500      19,288       28,554      40,980      18,038      27,304       39,730
   7         35,178       62,500      62,500       62,500      18,156       29,100      44,695      17,156      28,100       43,695
   8         36,936       62,500      62,500       62,500      16,944       29,618      48,827      16,194      28,868       48,077
   9         38,783       62,500      62,500       66,236      15,636       30,100      53,416      15,136      29,600       52,916
  10         40,722       62,500      62,500       71,303      14,221       30,541      58,445      13,971      30,291       58,195
------
  15         51,973       62,500      62,500      108,281       5,139       32,669      93,345       5,139      32,669       93,345
  20         66,332          * 0      62,500      159,825         * 0       32,472     149,370         * 0      32,472      149,370
  25         84,659          * 0      62,500      252,835         * 0       26,217     240,795         * 0      26,217      240,795
  30        108,049          * 0      62,500      404,160         * 0        3,544     384,914         * 0       3,544      384,914



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the FUNDS that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. All values are net of the following charges: administration = .30% first 10 years, then .10%; asset management = .53% (average) all years; guaranteed death benefit = .10% first 10 years only, then 0%; mortality and expense risk = .85% first 10 years, then .75%; and miscellaneous expense = .03% all years. Values illustrated are also net of cost of insurance charges.


* Please refer to the Guaranteed Minimum Death
 Benefit provision.

AMERICAN LEGACY LIFE

FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

MALE ISSUE AGE 55
$62,500 SPECIFIED AMOUNT
$25,000 INITIAL PREMIUM USING GUARANTEED CHARGES


                        DEATH BENEFIT                        POLICY VALUE                         NET CASH SURRENDER VALUE
                        ----------------------------------   ----------------------------------   ----------------------------------
         PREMIUMS       ASSUMING                             ASSUMING                             ASSUMING
END      ACCUMULATED    HYPOTHETICAL GROSS                   HYPOTHETICAL GROSS                   HYPOTHETICAL GROSS
OF       AT 5%          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
POLICY   INTEREST       ----------------------------------   ----------------------------------   ----------------------------------
YEAR     PER YEAR       0% GROSS    6% GROSS    12% GROSS    0% GROSS    6% GROSS    12% GROSS    0% GROSS    6% GROSS    12% GROSS
------------------------------------------------------------------------------------------------------------------------------------
   1       $ 26,250      $62,500     $62,500     $ 62,500     $24,143     $25,610     $ 27,077     $21,893     $23,360     $ 24,827
   2         27,562       62,500      62,500       62,500      23,253      26,214       29,350      21,128      24,089       27,225
   3         28,941       62,500      62,500       62,500      22,328      26,812       31,845      20,328      24,812       29,845
   4         30,388       62,500      62,500       62,500      21,360      27,400       34,590      19,610      25,650       32,840
   5         31,907       62,500      62,500       62,500      20,345      27,978       37,617      18,845      26,478       36,117
------
   6         33,502       62,500      62,500       62,500      19,274      28,539       40,963      18,024      27,289       39,713
   7         35,178       62,500      62,500       62,500      18,137      29,080       44,675      17,137      28,080       43,675
   8         36,936       62,500      62,500       62,500      16,921      29,593       48,802      16,171      28,843       48,052
   9         38,783       62,500      62,500       66,201      15,611      30,072       53,388      15,111      29,572       52,888
  10         40,722       62,500      62,500       71,264      14,192      30,510       58,413      13,942      30,260       58,163
------
  15         51,973       62,500      62,500      108,207       5,065      32,593       93,282       5,065      32,593       93,282
  20         66,332          * 0      62,500      159,696         * 0      32,302      149,248         * 0      32,302      149,248
  25         84,659          * 0      62,500      252,533         * 0      25,554      240,508         * 0      25,554      240,508
  30        108,049          * 0           0      402,839         * 0           0      383,656         * 0           0      383,656



The hypothetical rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown. The death benefits and cash value for a contract would be different from those shown if the actual gross annual return averaged 0.00%, 6.00% and 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Lincoln Life or any of the FUNDS that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. All values are net of the following charges: administration = .30% first 10 years, then .10%; asset management = .53% (average) all years; guaranteed death benefit = .10% first 10 years only, then 0%; mortality and expense risk = .85% first 10 years, then .75%; and miscellaneous expense = .02% all years. Values illustrated are also net of cost of insurance charges.


* Please refer to the Guaranteed Minimum Death
 Benefit provision.

APPENDIX C

DEFINITIONS FOR SEPARATE ACCOUNT F

AGE -- The age at the INSURED'S last birthday on the POLICY DATE.

ATTAINED AGE -- The age of the INSURED on the POLICY anniversary on or next preceding any MONTHLY ANNIVERSARY DAY.

BENEFICIARY -- The BENEFICIARY is designated by the OWNER in the application. If changed, the BENEFICIARY is as shown in the latest change filed with Lincoln Life. If no BENEFICIARY survives the INSURED, the OWNER or the OWNER'S estate will receive the benefit.

FREE LOOK PERIOD -- The period of time in which the OWNER may cancel the POLICY and receive a refund. The OWNER may cancel the POLICY within 10 days of receipt, or 45 days after Part 1 of the application is signed, or within 10 days after mailing or personal delivery of the Notice of Withdrawal Right.

FUND -- Any of the FUNDS in which the SEPARATE ACCOUNT may invest; currently, the American Variable Insurance Series is available.

GENERAL ACCOUNT -- The assets of LINCOLN LIFE other than those allocated to the SEPARATE ACCOUNT or any other Separate Account.


GUARANTEED DEATH BENEFIT -- The death benefit protection provided by Lincoln Life on the life of the INSURED if NET CASH SURRENDER VALUE has been reduced to zero and if there are no outstanding POLICY loans.


INSURED -- The person upon whose life the POLICY is issued, and who is so named on the Policy Schedule.

INVESTMENT AMOUNT -- The portion of the POLICY VALUE invested in the SEPARATE ACCOUNT, and equal in amount to the POLICY VALUE minus any outstanding loans.

ISSUE PREMIUM -- The total premium required to be paid to issue the POLICY.

LINCOLN LIFE (we, our, us) -- Lincoln National Life Insurance Co.

MATURITY DATE -- The POLICY anniversary following the INSURED'S 99th birthday, if living. It is the last date insurance coverage can remain in force and the date any remaining NET CASH SURRENDER VALUE will be payable.

MONTHLY ANNIVERSARY DAY -- The same date in each month as the POLICY DATE.

NET CASH SURRENDER VALUE -- The amount payable to the OWNER upon surrender of the POLICY. It is equal to the POLICY VALUE minus any surrender charge, minus any outstanding loan and minus any unpaid loan interest.


NET INVESTMENT RESULTS -- The NET INVESTMENT RESULTS are the changes in the unit values of the subaccounts from the previous valuation day to the current day. The NET INVESTMENT RESULTS are equal to the per unit change in the market value of each FUND'S assets, reduced by the per unit share of the asset management charge, the GUARANTEED DEATH BENEFIT charge, and the administrative charge, any miscellaneous expenses incurred by the FUND, the mortality and expense risk charge for the period, and increased by the per unit share of any dividends credited to the subaccount by the FUND during the period.


OPTION DATE -- Any date the POLICY terminates under the termination provision.

OWNER (you, your) -- The person so designated in the application or as subsequently changed. If a POLICY has been absolutely assigned, the assignee is the OWNER. A collateral assignee is not the OWNER.

PLANNED PERIODIC PREMIUM -- A scheduled premium of a level amount at a fixed interval over a specified period of time.

POLICY -- The Flexible Premium Variable Life Insurance policy offered by Lincoln Life and described in this prospectus.

POLICY DATE -- The date set forth in the POLICY that is used to determine policy years and policy months. Policy anniversaries are measured from the POLICY DATE. The POLICY DATE is ordinarily the earlier of the date the full initial premium is received from the OWNER or the date on which the POLICY is approved for issue.

POLICY VALUE -- The sum of all values in the SEPARATE ACCOUNT and in the GENERAL ACCOUNT at any time, irrespective of outstanding loans or SURRENDER CHARGE.

PROCEEDS -- The amount payable on the MATURITY DATE, or on surrender of the POLICY, or after the death of any INSURED person. The PROCEEDS will be different on each of these events.

RECORD DATE -- The date the POLICY is recorded on the books of Lincoln Life as an in-force policy. Ordinarily, the POLICY will be recorded as in-force within three business days after the later of the date we receive the last outstanding requirement or the date of underwriting approval. The RECORD DATE controls the timing of the transfer of initial assets from the Cash Management FUND to the various SUBACCOUNTS.


SEPARATE ACCOUNT -- The Lincoln Life Flexible Premium Variable Life Account F, a SEPARATE ACCOUNT established by Lincoln Life to receive and invest net premiums paid under the POLICY.


SERIES -- Any of the SERIES in which the SEPARATE ACCOUNT may invest; currently, the sole SERIES is American Variable Insurance Series.

SPECIFIED AMOUNT -- The minimum death benefit payable under the POLICY so long as the POLICY remains in force. The death benefit PROCEEDS will be reduced by any outstanding loan and any due and unpaid charges, and increased by any unearned loan interest.

SUBACCOUNT -- A subdivision of the SEPARATE ACCOUNT. Each SUBACCOUNT invests exclusively in the shares of a specified FUND.

SURRENDER CHARGE -- A charge deducted from POLICY VALUE upon surrender of the POLICY.

UNIT -- An accounting unit of measure used to calculate the value of an investment in a specified SUBACCOUNT.

UNIT VALUE -- The dollar value of a UNIT in a specified subaccount on a specified valuation date.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

                                         PERCENT                              CASH          HIGH-YIELD
                                         OF NET                   BOND        MANAGEMENT    BOND
                                         ASSETS    COMBINED       ACCOUNT     ACCOUNT       ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS
  Investments in American Variable
  Insurance Series at net asset value:
  - Bond Fund
    14,847 shares at $10.43 per share
    (cost-$152,595)                         0.2%   $    154,859   $ 154,859
---------------------------------------
  - Cash Management Fund
    314,146 shares at $11.01 per share
    (cost-$3,488,584)                       5.1%      3,458,753               $3,458,753
---------------------------------------
  - High-Yield Bond Fund
    276,851 shares at $14.66 per share
    (cost-$3,906,531)                       6.0%      4,058,643                             $ 4,058,643
---------------------------------------
  - Growth-Income Fund
    702,472 shares at $36.42 per share
    (cost-$20,306,455)                     37.7%     25,584,025
---------------------------------------
  - Growth Fund
    441,553 shares at $44.98 per share
    (cost-$15,926,222)                     29.2%     19,861,070
---------------------------------------
  - U.S. Government/AAA-Rated
    Securities Fund
    340,282 shares at $11.10 per share
    (cost-$3,752,289)                       5.6%      3,777,130
---------------------------------------
  - International Fund
    478,094 shares at $14.48 per share
    (cost-$6,963,103)                      10.2%      6,922,805
---------------------------------------
  - Asset Allocation Fund
    249,826 shares at $15.32 per share
    (cost-$3,621,505)                       5.6%      3,827,339
---------------------------------------
  - Global Growth Fund
    27,480 shares at $10.78 per share
    (cost-$298,173)                         0.4%        296,235
---------------------------------------  -------   ------------   ---------   -----------   -----------
TOTAL ASSETS
    (Cost-$58,415,457)                    100.0%     67,940,859     154,859    3,458,753      4,058,643
---------------------------------------
LIABILITY --
Payable to Lincoln National Life
Insurance Company                           0.0%          2,317           5          118            139
---------------------------------------  -------   ------------   ---------   -----------   -----------
NET ASSETS                                100.0%   $ 67,938,542   $ 154,854   $3,458,635    $ 4,058,504
---------------------------------------  -------   ------------   ---------   -----------   -----------
                                         -------   ------------   ---------   -----------   -----------
UNITS OUTSTANDING                                                   132,562    2,300,083      1,455,005
---------------------------------------                           ---------   -----------   -----------
                                                                  ---------   -----------   -----------
NET ASSET VALUE PER UNIT                                          $   1.168   $    1.504    $     2.789
---------------------------------------                           ---------   -----------   -----------
                                                                  ---------   -----------   -----------

See accompanying Notes to financial statements.

                                                                       U.S.
                                                                       GOVERNMENT/
                                         GROWTH-                       AAA-RATED                       ASSET          GLOBAL
                                         INCOME         GROWTH         SECURITIES     INTERNATIONAL    ALLOCATION     GROWTH
                                         ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT          ACCOUNT        ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in American Variable
  Insurance Series at net asset value:
  - Bond Fund
    14,847 shares at $10.43 per share
    (cost-$152,595)
---------------------------------------
  - Cash Management Fund
    314,146 shares at $11.01 per share
    (cost-$3,488,584)
---------------------------------------
  - High-Yield Bond Fund
    276,851 shares at $14.66 per share
    (cost-$3,906,531)
---------------------------------------
  - Growth-Income Fund
    702,472 shares at $36.42 per share
    (cost-$20,306,455)                   $ 25,584,025
---------------------------------------
  - Growth Fund
    441,553 shares at $44.98 per share
    (cost-$15,926,222)                                  $ 19,861,070
---------------------------------------
  - U.S. Government/AAA-Rated
    Securities Fund
    340,282 shares at $11.10 per share
    (cost-$3,752,289)                                                   $3,777,130
---------------------------------------
  - International Fund
    478,094 shares at $14.48 per share
    (cost-$6,963,103)                                                                   $6,922,805
---------------------------------------
  - Asset Allocation Fund
    249,826 shares at $15.32 per share
    (cost-$3,621,505)                                                                                  $  3,827,339
---------------------------------------
  - Global Growth Fund
    27,480 shares at $10.78 per share
    (cost-$298,173)                                                                                                   $  296,235
---------------------------------------  ------------   ------------   ------------   --------------   ------------   ----------
TOTAL ASSETS
    (Cost-$58,415,457)                     25,584,025     19,861,070     3,777,130       6,922,805        3,827,339      296,235
---------------------------------------
LIABILITY --
Payable to Lincoln National Life
Insurance Company                                 866            673           129             246              131           10
---------------------------------------  ------------   ------------   ------------   --------------   ------------   ----------
NET ASSETS                               $ 25,583,159   $ 19,860,397    $3,777,001      $6,922,559     $  3,827,208   $  296,225
---------------------------------------  ------------   ------------   ------------   --------------   ------------   ----------
                                         ------------   ------------   ------------   --------------   ------------   ----------
UNITS OUTSTANDING                           6,784,360      4,606,675     1,923,768       3,749,845        1,802,720      275,099
---------------------------------------  ------------   ------------   ------------   --------------   ------------   ----------
                                         ------------   ------------   ------------   --------------   ------------   ----------
NET ASSET VALUE PER UNIT                 $      3.771   $      4.311    $    1.963      $    1.846     $      2.123   $    1.077
---------------------------------------  ------------   ------------   ------------   --------------   ------------   ----------
                                         ------------   ------------   ------------   --------------   ------------   ----------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
STATEMENTS OF OPERATIONS

                                                               CASH
                                                      BOND     MANAGEMENT
                                         COMBINED     ACCOUNT  ACCOUNT
--------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Net investment income:
  - Dividends from investment income     $ 1,252,832       --    $125,603
---------------------------------------
  - Dividends from net realized gain on
   investments                             1,586,142       --           0
---------------------------------------
  - Mortality and expense risk charge       (442,101)      --     (27,945)
---------------------------------------  -----------  -------  -----------
NET INVESTMENT INCOME                      2,396,873       --      97,658
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain on investments         527,229       --       8,545
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                             4,708,861       --     (13,686)
---------------------------------------  -----------  -------  -----------
NET GAIN (LOSS) ON INVESTMENTS             5,236,090       --      (5,141)
---------------------------------------  -----------  -------  -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                       $ 7,632,963       --    $ 92,517
---------------------------------------  -----------  -------  -----------
                                         -----------  -------  -----------
YEAR ENDED DECEMBER 31, 1996
Net investment income:
  - Dividends from investment income     $ 1,278,281  $ 1,617    $158,350
---------------------------------------
  - Dividends from net realized gain on
   investments                             2,577,711        0           0
---------------------------------------
  - Mortality and expense risk charge       (540,498)    (257)    (39,817)
---------------------------------------  -----------  -------  -----------
NET INVESTMENT INCOME                      3,315,494    1,360     118,533
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain on investments       1,163,196    1,419      10,778
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                               833,877       (2)    (11,163)
---------------------------------------  -----------  -------  -----------
NET GAIN (LOSS) ON INVESTMENTS             1,997,073    1,417        (385)
---------------------------------------  -----------  -------  -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                       $ 5,312,567  $ 2,777    $118,148
---------------------------------------  -----------  -------  -----------
                                         -----------  -------  -----------
YEAR ENDED DECEMBER 31, 1997
Net investment income:
  - Dividends from investment income     $ 1,550,226  $ 7,378    $210,279
---------------------------------------
  - Dividends from net realized gain on
   investments                             5,730,418    1,765           0
---------------------------------------
  - Mortality and expense risk charge       (739,534)  (1,411)    (51,918)
---------------------------------------  -----------  -------  -----------
NET INVESTMENT INCOME                      6,541,110    7,732     158,361
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain (loss) on
   investments                             1,463,015      222       6,491
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                             2,258,647    2,266      (7,991)
---------------------------------------  -----------  -------  -----------
NET GAIN (LOSS) ON INVESTMENTS             3,721,662    2,488      (1,500)
---------------------------------------  -----------  -------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $10,262,772  $10,220    $156,861
---------------------------------------  -----------  -------  -----------
                                         -----------  -------  -----------

See accompanying Notes to financial statements.

                                                                                   U.S.
                                                                                   GOVERNMENT/
                                         HIGH-YIELD    GROWTH-                     AAA-RATED                       ASSET
                                         BOND          INCOME        GROWTH        SECURITIES     INTERNATIONAL    ALLOCATION
                                         ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT          ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1995
Net investment income:
  - Dividends from investment income       $332,900    $   318,849   $    84,892     $ 277,020       $ 66,376      $    47,192
---------------------------------------
  - Dividends from net realized gain on
   investments                                    0        559,151       919,940             0         59,299           47,752
---------------------------------------
  - Mortality and expense risk charge       (42,751)      (153,973)     (122,795)      (47,668)       (32,274)         (14,695)
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET INVESTMENT INCOME                       290,149        724,027       882,037       229,352         93,401           80,249
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain on investments          2,863        148,499       338,085        12,456         14,231            2,550
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                              330,754      2,434,036     1,331,301       255,811        168,842          201,803
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET GAIN (LOSS) ON INVESTMENTS              333,617      2,582,535     1,669,386       268,267        183,073          204,353
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                         $623,766    $ 3,306,562   $ 2,551,423     $ 497,619       $276,474      $   284,602
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
                                         -----------   -----------   -----------   ------------   --------------   -----------
YEAR ENDED DECEMBER 31, 1996
Net investment income:
  - Dividends from investment income       $305,128    $   344,882   $    75,047     $ 254,325       $ 75,494      $    63,438
---------------------------------------
  - Dividends from net realized gain on
   investments                                    0      1,285,259       973,370             0        192,271          126,811
---------------------------------------
  - Mortality and expense risk charge       (42,312)      (194,093)     (152,717)      (42,257)       (48,336)         (20,709)
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET INVESTMENT INCOME                       262,816      1,436,048       895,700       212,068        219,429          169,540
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain on investments         79,255        389,876       586,803         9,685         44,775           40,605
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                               60,180        673,953       (64,090)     (161,672)       320,050           16,621
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET GAIN (LOSS) ON INVESTMENTS              139,435      1,063,829       522,713      (151,987)       364,825           57,226
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                         $402,251    $ 2,499,877   $ 1,418,413     $  60,081       $584,254      $   226,766
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
                                         -----------   -----------   -----------   ------------   --------------   -----------
YEAR ENDED DECEMBER 31, 1997
Net investment income:
  - Dividends from investment income       $331,279    $   429,919   $    95,703     $ 229,241       $135,843      $   109,245
---------------------------------------
  - Dividends from net realized gain on
   investments                               42,064      2,394,172     2,359,562             0        727,603          204,654
---------------------------------------
  - Mortality and expense risk charge       (47,419)      (270,306)     (205,231)      (41,537)       (83,012)         (37,650)
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET INVESTMENT INCOME                       325,924      2,553,785     2,250,034       187,704        780,434          276,249
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain (loss) on
   investments                               66,410        675,984       389,341        (2,010)       158,689          167,622
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                               (2,082)     1,384,066     1,361,804        47,345       (550,676)          25,853
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET GAIN (LOSS) ON INVESTMENTS               64,328      2,060,050     1,751,145        45,335       (391,987)         193,475
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               $390,252    $ 4,613,835   $ 4,001,179     $ 233,039       $388,447      $   469,724
---------------------------------------  -----------   -----------   -----------   ------------   --------------   -----------
                                         -----------   -----------   -----------   ------------   --------------   -----------


                                         GLOBAL
                                         GROWTH
                                         ACCOUNT
---------------------------------------
YEAR ENDED DECEMBER 31, 1995
Net investment income:
  - Dividends from investment income             --
---------------------------------------
  - Dividends from net realized gain on
   investments                                   --
---------------------------------------
  - Mortality and expense risk charge            --
---------------------------------------  ----------
NET INVESTMENT INCOME                            --
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain on investments             --
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                                   --
---------------------------------------  ----------
NET GAIN (LOSS) ON INVESTMENTS                   --
---------------------------------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                               --
---------------------------------------  ----------
                                         ----------
YEAR ENDED DECEMBER 31, 1996
Net investment income:
  - Dividends from investment income             --
---------------------------------------
  - Dividends from net realized gain on
   investments                                   --
---------------------------------------
  - Mortality and expense risk charge            --
---------------------------------------  ----------
NET INVESTMENT INCOME                            --
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain on investments             --
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                                   --
---------------------------------------  ----------
NET GAIN (LOSS) ON INVESTMENTS                   --
---------------------------------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                               --
---------------------------------------  ----------
                                         ----------
YEAR ENDED DECEMBER 31, 1997
Net investment income:
  - Dividends from investment income     $    1,339
---------------------------------------
  - Dividends from net realized gain on
   investments                                  598
---------------------------------------
  - Mortality and expense risk charge        (1,050)
---------------------------------------  ----------
NET INVESTMENT INCOME                           887
---------------------------------------
Net realized and unrealized gain(loss)
   on investments:
  - Net realized gain (loss) on
   investments                                  266
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                               (1,938)
---------------------------------------  ----------
NET GAIN (LOSS) ON INVESTMENTS               (1,672)
---------------------------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $     (785)
---------------------------------------  ----------
                                         ----------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

                                                                CASH
                                                      BOND      MANAGEMENT
                                         COMBINED     ACCOUNT   ACCOUNT
--------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1995            $30,719,456        --  $2,604,984
Changes from operations:
  - Net investment income                  2,396,873        --     97,658
---------------------------------------
  - Net realized gain on investments         527,229        --      8,545
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                             4,708,861        --    (13,686 )
---------------------------------------  -----------  --------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                         7,632,963        --     92,517
---------------------------------------
Net increase (decrease) from unit
   transactions                            1,193,904        --   (199,493 )
---------------------------------------  -----------  --------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS    8,826,867        --   (106,976 )
---------------------------------------  -----------  --------  ----------
NET ASSETS AT DECEMBER 31, 1995           39,546,323        --  2,498,008
---------------------------------------
Changes from operations:
  - Net investment income                  3,315,494  $  1,360    118,533
---------------------------------------
  - Net realized gain on investments       1,163,196     1,419     10,778
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                               833,877        (2)   (11,163 )
---------------------------------------  -----------  --------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                         5,312,567     2,777    118,148
---------------------------------------
Net increase (decrease) from unit
   transactions                            4,922,873    55,958  1,448,392
---------------------------------------  -----------  --------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS   10,235,440    58,735  1,566,540
---------------------------------------  -----------  --------  ----------
NET ASSETS AT DECEMBER 31, 1996           49,781,763    58,735  4,064,548
---------------------------------------  -----------  --------  ----------
Changes from operations:
  - Net investment income                  6,541,110     7,732    158,361
---------------------------------------
  - Net realized gain (loss) on
   investments                             1,463,015       222      6,491
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                             2,258,647     2,266     (7,991 )
---------------------------------------  -----------  --------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS              10,262,772    10,220    156,861
---------------------------------------
Net increase (decrease) from unit
   transactions                            7,894,007    85,899   (762,774 )
---------------------------------------  -----------  --------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS   18,156,779    96,119   (605,913 )
---------------------------------------  -----------  --------  ----------
NET ASSETS AT DECEMBER 31, 1997          $67,938,542  $154,854  $3,458,635
---------------------------------------  -----------  --------  ----------
                                         -----------  --------  ----------

See accompanying Notes to financial statements.

                                                                               U.S.
                                                                               GOVERNMENT/
                                         HIGH-YIELD  GROWTH-                   AAA-RATED                       ASSET
                                         BOND        INCOME       GROWTH       SECURITIES     INTERNATIONAL    ALLOCATION
                                         ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT        ACCOUNT          ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1995            $2,975,271  $10,478,767  $ 7,702,707   $3,658,018      $2,378,109     $    921,600
Changes from operations:
  - Net investment income                   290,149      724,027      882,037      229,352          93,401           80,249
---------------------------------------
  - Net realized gain on investments          2,863      148,499      338,085       12,456          14,231            2,550
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                              330,754    2,434,036    1,331,301      255,811         168,842          201,803
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                          623,766    3,306,562    2,551,423      497,619         276,474          284,602
---------------------------------------
Net increase (decrease) from unit
   transactions                             132,619      320,027      947,072     (392,338)        204,677          181,340
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     756,385    3,626,589    3,498,495      105,281         481,151          465,942
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
NET ASSETS AT DECEMBER 31, 1995           3,731,656   14,105,356   11,201,202    3,763,299       2,859,260        1,387,542
---------------------------------------
Changes from operations:
  - Net investment income                   262,816    1,436,048      895,700      212,068         219,429          169,540
---------------------------------------
  - Net realized gain on investments         79,255      389,876      586,803        9,685          44,775           40,605
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                               60,180      673,953      (64,090)    (161,672)        320,050           16,621
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                          402,251    2,499,877    1,418,413       60,081         584,254          226,766
---------------------------------------
Net increase (decrease) from unit
   transactions                            (194,412)   1,217,257    1,139,258     (563,544)      1,462,514          357,450
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     207,839    3,717,134    2,557,671     (503,463)      2,046,768          584,216
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
NET ASSETS AT DECEMBER 31, 1996           3,939,495   17,822,490   13,758,873    3,259,836       4,906,028        1,971,758
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
Changes from operations:
  - Net investment income                   325,924    2,553,785    2,250,034      187,704         780,434          276,249
---------------------------------------
  - Net realized gain (loss) on
   investments                               66,410      675,984      389,341       (2,010)        158,689          167,622
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                               (2,082)   1,384,066    1,361,804       47,345        (550,676)          25,853
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                390,252    4,613,835    4,001,179      233,039         388,447          469,724
---------------------------------------
Net increase (decrease) from unit
   transactions                            (271,243)   3,146,834    2,100,345      284,126       1,628,084        1,385,726
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     119,009    7,760,669    6,101,524      517,165       2,016,531        1,855,450
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
NET ASSETS AT DECEMBER 31, 1997          $4,058,504  $25,583,159  $19,860,397   $3,777,001      $6,922,559     $  3,827,208
---------------------------------------  ----------  -----------  -----------  ------------   --------------   ------------
                                         ----------  -----------  -----------  ------------   --------------   ------------


                                         GLOBAL
                                         GROWTH
                                         ACCOUNT
---------------------------------------
NET ASSETS AT JANUARY 1, 1995                    --
Changes from operations:
  - Net investment income                        --
---------------------------------------
  - Net realized gain on investments             --
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                                   --
---------------------------------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                               --
---------------------------------------
Net increase (decrease) from unit
   transactions                                  --
---------------------------------------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          --
---------------------------------------  ----------
NET ASSETS AT DECEMBER 31, 1995                  --
---------------------------------------
Changes from operations:
  - Net investment income                        --
---------------------------------------
  - Net realized gain on investments             --
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                                   --
---------------------------------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                               --
---------------------------------------
Net increase (decrease) from unit
   transactions                                  --
---------------------------------------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS          --
---------------------------------------  ----------
NET ASSETS AT DECEMBER 31, 1996                  --
---------------------------------------  ----------
Changes from operations:
  - Net investment income                $      887
---------------------------------------
  - Net realized gain (loss) on
   investments                                  266
---------------------------------------
  - Net change in unrealized
   appreciation or depreciation on
   investments                               (1,938)
---------------------------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   (785)
---------------------------------------
Net increase (decrease) from unit
   transactions                             297,010
---------------------------------------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS     296,225
---------------------------------------  ----------
NET ASSETS AT DECEMBER 31, 1997          $  296,225
---------------------------------------  ----------
                                         ----------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1. ACCOUNTING POLICIES

THE SEPARATE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account F (Separate Account) was established as a segregated investment account of Lincoln National Life Insurance Company (Lincoln Life) on May 29, 1987. The Separate Account was registered on November 20, 1987 under the Investment Company Act of 1940, as amended, as a unit investment trust, and commenced investment activity on January 4, 1988.

INVESTMENTS: The Separate Account invests in the American Variable Insurance Series (AVIS) which consists of nine funds: Bond Fund, Cash Management Fund, High-Yield Bond Fund, Growth-Income Fund, Growth Fund, U.S. Government/AAA-Rated Securities Fund, International Fund, Asset Allocation Fund and Global Growth Fund (Funds). Investments in the Funds are stated at the closing net asset values per share on December 31, 1997. AVIS is registered as an open-end management investment company

Investment transactions are accounted for on a trade-date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average-cost method.

DIVIDENDS: Dividends paid to the Separate Account are automatically reinvested in shares of the Funds on the payable date.

FEDERAL INCOME TAXES: Operations of the Separate Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Using current law, no federal income taxes are payable with respect to the Separate Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE RISK CHARGE AND OTHER TRANSACTIONS WITH AFFILIATE

SEPARATE ACCOUNT CHARGES: Amounts are charged daily to the Separate Account by Lincoln Life for a mortality and expense risk charge at an annual rate of .85% of the average daily net asset value of the Separate Account for the first ten policy years, and .75% for policy years thereafter.

For the first ten policy years, amounts are charged daily to the Separate Account by Lincoln Life for the guaranteed death benefit at an annual rate of
 .10% of the average daily net asset value of the Separate Account.

Amounts are charged daily to the Separate Account by Lincoln Life for an administrative charge at an annual rate of .30% of the average daily net asset value of the Separate Account for the first ten policy years and .10% for policy years thereafter.

OTHER CHARGES: Other charges, which are paid to Lincoln Life by redeeming Separate Account units, are for the cost of insurance and contingent surrender charges. These other charges for 1997, 1996 and 1995 amounted to $627,688, $521,383 and $436,723, respectively.

Lincoln Life assumes the responsibility for providing the insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and the current death benefit. The cost of insurance can vary from month to month since the determination of both the insurance rate and the current death benefit depends upon a number of variables as described in the Separate Account's prospectus.

Surrender charges are deducted if the policy is surrendered during the first ten policy years. The maximum rate for surrender charges, which decreases by policy year, ranges from 9% of the total first year premiums paid for surrenders during the first policy year to 1% for surrenders during the tenth policy year.

THIS PAGE WAS INTENTIONALLY LEFT BLANK.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS CONTINUED
3. NET ASSETS
Net Assets at December 31, 1997 consisted of the following:

                                                                CASH        HIGH-YIELD
                                                      BOND      MANAGEMENT  BOND
                                         COMBINED     ACCOUNT   ACCOUNT     ACCOUNT
--------------------------------------------------------------------------------------
Unit transactions                        $36,535,200  $141,857  $2,666,444  $1,644,117
---------------------------------------
Accumulated net investment income         17,211,335     9,092    772,162    1,967,125
---------------------------------------
Accumulated net realized gain on
   investments                             4,666,605     1,641     49,860      295,150
---------------------------------------
Net unrealized appreciation
   (depreciation) on investments           9,525,402     2,264    (29,831 )    152,112
---------------------------------------  -----------  --------  ----------  ----------
                                         $67,938,542  $154,854  $3,458,635  $4,058,504
                                         -----------  --------  ----------  ----------
                                         -----------  --------  ----------  ----------

                                                                   U.S.
                                                                   GOVERNMENT/
                                         GROWTH-                   AAA-RATED                       ASSET          GLOBAL
                                         INCOME       GROWTH       SECURITIES     INTERNATIONAL    ALLOCATION     GROWTH
                                         ACCOUNT      ACCOUNT      ACCOUNT        ACCOUNT          ACCOUNT        ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Unit transactions                        $12,288,995  $ 9,169,754   $2,032,982      $5,495,220     $  2,798,821   $  297,010
---------------------------------------
Accumulated net investment income          6,415,587    4,617,013    1,616,415       1,208,411          604,643          887
---------------------------------------
Accumulated net realized gain on
   investments                             1,601,007    2,138,782      102,763         259,226          217,910          266
---------------------------------------
Net unrealized appreciation
   (depreciation) on investments           5,277,570    3,934,848       24,841         (40,298)         205,834       (1,938)
---------------------------------------  -----------  -----------  ------------   --------------   ------------   ----------
                                         $25,583,159  $19,860,397   $3,777,001      $6,922,559     $  3,827,208   $  296,225
                                         -----------  -----------  ------------   --------------   ------------   ----------
                                         -----------  -----------  ------------   --------------   ------------   ----------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS CONTINUED
4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                         YEAR ENDED                 YEAR ENDED
                                         DECEMBER 31, 1997          DECEMBER 31, 1996
                                         UNITS        AMOUNT        UNITS       AMOUNT
-------------------------------------------------------------------------------------------
BOND ACCOUNT:
Purchases                                     90,000  $     99,436     201,450  $   208,586
---------------------------------------
Redemptions                                  (12,123)      (13,537)   (146,765)    (152,628)
---------------------------------------  -----------  ------------  ----------  -----------
                                              77,877        85,899      54,685       55,958
CASH MANAGEMENT ACCOUNT:
Purchases                                 14,280,121    21,069,330  10,549,495   15,041,172
---------------------------------------
Redemptions                              (14,787,164)  (21,832,104) (9,532,862) (13,592,780)
---------------------------------------  -----------  ------------  ----------  -----------
                                            (507,043)     (762,774)  1,016,633    1,448,392
HIGH-YIELD BOND ACCOUNT:
Purchases                                    434,944     1,153,178     718,336    1,716,073
---------------------------------------
Redemptions                                 (547,819)   (1,424,421)   (811,050)  (1,910,485)
---------------------------------------  -----------  ------------  ----------  -----------
                                            (112,875)     (271,243)    (92,714)    (194,412)
GROWTH-INCOME ACCOUNT:
Purchases                                  1,780,296     6,127,582   1,044,112    2,936,929
---------------------------------------
Redemptions                                 (869,750)   (2,980,748)   (621,723)  (1,719,672)
---------------------------------------  -----------  ------------  ----------  -----------
                                             910,546     3,146,834     422,389    1,217,257
GROWTH ACCOUNT:
Purchases                                  1,087,136     4,236,409   1,276,020    3,987,975
---------------------------------------
Redemptions                                 (581,119)   (2,136,064)   (913,240)  (2,848,717)
---------------------------------------  -----------  ------------  ----------  -----------
                                             506,017     2,100,345     362,780    1,139,258
U.S. GOVERNMENT/AAA-RATED SECURITIES
   ACCOUNT:
Purchases                                    618,910     1,169,963     256,101      450,344
---------------------------------------
Redemptions                                 (473,455)     (885,837)   (568,288)  (1,013,888)
---------------------------------------  -----------  ------------  ----------  -----------
                                             145,455       284,126    (312,187)    (563,544)
INTERNATIONAL ACCOUNT:
Purchases                                  1,718,428     3,191,689   1,277,676    2,014,548
---------------------------------------
Redemptions                                 (830,858)   (1,563,605)   (351,916)    (552,034)
---------------------------------------  -----------  ------------  ----------  -----------
                                             887,570     1,628,084     925,760    1,462,514
ASSET ALLOCATION ACCOUNT:
Purchases                                  1,366,832     2,757,294     387,503      647,701
---------------------------------------
Redemptions                                 (669,283)   (1,371,568)   (171,729)    (290,251)
---------------------------------------  -----------  ------------  ----------  -----------
                                             697,549     1,385,726     215,774      357,450
GLOBAL GROWTH ACCOUNT:
Purchases                                    301,971       326,275          --           --
---------------------------------------
Redemptions                                  (26,872)      (29,265)         --           --
---------------------------------------  -----------  ------------  ----------  -----------
                                             275,099       297,010           0            0
                                                      ------------              -----------
NET INCREASE FROM UNIT TRANSACTIONS                   $  7,894,007              $ 4,922,873
                                                      ------------              -----------
                                                      ------------              -----------

                                         YEAR ENDED
                                         DECEMBER 31, 1995
                                         UNITS       AMOUNT
----------------------------------------------------------------
BOND ACCOUNT:
Purchases                                        --           --
---------------------------------------
Redemptions                                      --           --
---------------------------------------  ----------  -----------
                                                  0            0
CASH MANAGEMENT ACCOUNT:
Purchases                                 3,219,898  $ 4,417,577
---------------------------------------
Redemptions                              (3,375,836)  (4,617,070)
---------------------------------------  ----------  -----------
                                           (155,938)    (199,493)
HIGH-YIELD BOND ACCOUNT:
Purchases                                   194,024      397,517
---------------------------------------
Redemptions                                (125,874)    (264,898)
---------------------------------------  ----------  -----------
                                             68,150      132,619
GROWTH-INCOME ACCOUNT:
Purchases                                   523,394    1,210,343
---------------------------------------
Redemptions                                (392,334)    (890,316)
---------------------------------------  ----------  -----------
                                            131,060      320,027
GROWTH ACCOUNT:
Purchases                                   839,058    2,292,591
---------------------------------------
Redemptions                                (485,162)  (1,345,519)
---------------------------------------  ----------  -----------
                                            353,896      947,072
U.S. GOVERNMENT/AAA-RATED SECURITIES
   ACCOUNT:
Purchases                                   183,394      306,584
---------------------------------------
Redemptions                                (408,679)    (698,922)
---------------------------------------  ----------  -----------
                                           (225,285)    (392,338)
INTERNATIONAL ACCOUNT:
Purchases                                   413,293      577,192
---------------------------------------
Redemptions                                (269,256)    (372,515)
---------------------------------------  ----------  -----------
                                            144,037      204,677
ASSET ALLOCATION ACCOUNT:
Purchases                                   151,510      206,365
---------------------------------------
Redemptions                                 (18,134)     (25,025)
---------------------------------------  ----------  -----------
                                            133,376      181,340
GLOBAL GROWTH ACCOUNT:
Purchases                                        --           --
---------------------------------------
Redemptions                                      --           --
---------------------------------------  ----------  -----------
                                                  0            0
                                                     -----------
NET INCREASE FROM UNIT TRANSACTIONS                  $ 1,193,904
                                                     -----------
                                                     -----------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
NOTES TO FINANCIAL STATEMENTS CONTINUED
5. PURCHASES AND SALES OF INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1997.

                                         AGGREGATE    AGGREGATE
                                         COST OF      PROCEEDS FROM
                                         PURCHASES    SALES
--------------------------------------------------------------------
Bond Account                             $   104,812    $    11,238
---------------------------------------
Cash Management Account                   11,738,185     12,346,768
---------------------------------------
High-Yield Bond Account                    1,430,027      1,379,300
---------------------------------------
Growth-Income Account                      8,124,651      2,442,070
---------------------------------------
Growth Account                             6,036,769      1,700,562
---------------------------------------
U.S. Government/AAA-Rated Securities
   Account                                 1,357,554        889,062
---------------------------------------
International Account                      3,808,704      1,404,944
---------------------------------------
Asset Allocation Account                   3,006,711      1,346,680
---------------------------------------
Global Growth Account                        319,015         21,108
---------------------------------------  -----------  --------------
                                         $35,926,428    $21,541,732
                                         -----------  --------------
                                         -----------  --------------

6. NEW INVESTMENT FUNDS

Effective January 1, 1996, the AVIS Bond Fund became available as an investment option for Separate Account contract owners.

Effective April 25, 1997, the AVIS Global Growth Fund became available as an investment option for Separate Account contract owners.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of Lincoln National Life Insurance Company and
Policyowners of Lincoln National Flexible Premium Variable Life
Account F

We have audited the accompanying statement of net assets of Lincoln National Flexible Premium Variable Life Account F (Separate Account) as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Flexible Premium Variable Life Account F at December 31, 1997, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

                                                   [SIG]

Fort Wayne, Indiana
March 20, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1997       1996
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $18,560.7  $19,389.6
------------------------------------------------------------------------------------
Preferred stocks                                                                          257.3      239.7
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                436.0      358.3
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  412.1      241.5
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,012.7    2,976.7
------------------------------------------------------------------------------------
Real estate                                                                               584.4      621.3
------------------------------------------------------------------------------------
Policy loans                                                                              660.5      626.5
------------------------------------------------------------------------------------
Other investments                                                                         335.5      282.7
------------------------------------------------------------------------------------
Cash and short-term investments                                                         2,133.0      759.2
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             26,392.2   25,495.5
------------------------------------------------------------------------------------

Premiums and fees in course of collection                                                  42.4       60.9
------------------------------------------------------------------------------------
Accrued investment income                                                                 343.5      343.6
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         44.1       25.8
------------------------------------------------------------------------------------
Other admitted assets                                                                     216.0      355.7
------------------------------------------------------------------------------------
Separate account assets                                                                31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $ 5,872.9  $ 5,954.0
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,360.1   17,262.4
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               878.2      250.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     720.4      564.6
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   450.0      375.5
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              135.4       76.7
------------------------------------------------------------------------------------
Other liabilities                                                                         413.9      490.9
------------------------------------------------------------------------------------
Federal income taxes                                                                        0.8        4.3
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (761.9)    (659.7)
------------------------------------------------------------------------------------
Separate account liabilities                                                           31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      55,400.7   48,054.0
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,821.8      883.4
------------------------------------------------------------------------------------
Unassigned surplus                                                                      1,121.6    1,054.2
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,968.4    1,962.6
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                          $ 5,589.0  $ 7,268.5  $ 4,899.1
-----------------------------------------------------------------------------
Net investment income                                                            1,847.1    1,756.3    1,772.2
-----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                        41.5       27.2       34.0
-----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                             99.7       90.9       98.3
-----------------------------------------------------------------------------
Expense charges on deposit funds                                                   119.3      100.7       83.2
-----------------------------------------------------------------------------
Other income                                                                        21.3       16.8       14.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                   7,717.9    9,260.4    6,901.3
-----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                                 4,522.1    5,989.9    4,184.0
-----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          2,728.4    2,878.5    2,345.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                      7,250.5    8,868.4    6,529.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before dividends to policyholders, income taxes and net
realized gain on investments                                                       467.4      392.0      371.6
-----------------------------------------------------------------------------
Dividends to policyholders                                                          27.5       27.3       27.3
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before federal income taxes and net realized gain on
investments                                                                        439.9      364.7      344.3
-----------------------------------------------------------------------------
Federal income taxes                                                                78.3       83.6      103.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before net realized gain on investments                       361.6      281.1      240.6
-----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding net
transfers to the interest maintenance reserve                                       31.3       53.3       43.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
Net income                                                                     $   392.9  $   334.4  $   284.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 1,962.6  $ 1,732.9  $ 1,679.6
-----------------------------------------------------------------------------
Correction of prior years' asset valuation reserve (Note 15)                       (37.6)        --         --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets (Note 15)                               (57.0)        --         --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 1,868.0    1,732.9    1,679.6
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                                         392.9      334.4      284.5
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                 (36.2)      38.6      143.2
-----------------------------------------------------------------------------
Nonadmitted assets                                                                  (0.4)      (3.0)       2.9
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                                (3.9)       0.6       (2.0)
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.9)      (0.4)       2.9
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (36.9)    (105.5)    (112.5)
-----------------------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                              --         --        2.2
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    938.4      100.0       15.1
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                              (2.6)        --       27.0
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (150.0)    (135.0)    (310.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1997        1996        1995
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $  6,364.3  $  8,059.4  $  5,430.9
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (649.2)     (767.5)     (383.6)
-----------------------------------------------------------------------
Investment income received                                                  1,798.8     1,700.6     1,713.2
-----------------------------------------------------------------------
Benefits paid                                                              (5,345.2)   (4,050.4)   (3,239.6)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,867.5)   (2,972.2)   (2,513.5)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                         (87.0)      (72.3)       38.4
-----------------------------------------------------------------------
Dividends to policyholders                                                    (28.4)      (27.7)      (16.5)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  (42.7)        6.3        14.4
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                          (856.9)    1,876.2     1,043.7
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 12,142.6    12,542.0    13,183.9
-----------------------------------------------------------------------
Purchase of investments                                                   (10,345.0)  (14,175.4)  (14,049.6)
-----------------------------------------------------------------------
Other sources (uses)                                                          563.1      (266.5)      (64.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                         2,360.7    (1,899.9)     (929.7)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                                  --       100.0        15.1
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     120.0       100.0        63.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (100.0)      (63.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (150.0)     (135.0)     (310.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                          (130.0)        2.0      (294.9)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                  1,373.8       (21.7)     (180.9)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                          759.2       780.9       961.8
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  2,133.0  $    759.2  $    780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1997, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    A reconciliation of the Company's net income and capital and surplus determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                               CAPITAL AND SURPLUS   NET INCOME
                                               -----------------------------------------------------

                                               DECEMBER 31           YEAR ENDED DECEMBER 31
                                               1997       1996       1997       1996       1995
                                               -----------------------------------------------------
                                               (IN MILLIONS)
                                               -----------------------------------------------------
Amounts reported on a statutory basis          $ 2,968.4  $ 1,962.6  $   392.9  $   334.4  $   284.5
---------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs and
    present value of future profits                958.3    1,119.1      (98.9)      66.7      (63.0)
   ------------------------------------------
  Policy and contract reserves                  (1,672.9)  (1,405.3)     (48.6)     (57.1)     (55.3)
   ------------------------------------------
  Interest maintenance reserve                     135.4       76.7       58.7      (39.7)      60.9
   ------------------------------------------
  Deferred income taxes                            (13.0)     (27.4)      70.3        1.8       38.3
   ------------------------------------------
  Policyholders' share of earnings and
    surplus on participating business              (79.8)     (81.9)       5.3        (.3)        .2
   ------------------------------------------
  Asset valuation reserve                          450.0      375.5         --         --         --
   ------------------------------------------
  Net realized gain (loss) on investments          (91.5)     (72.0)     (20.4)      78.7       30.0
   ------------------------------------------
  Unrealized gain on investments                 1,245.5      825.2         --         --         --
   ------------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                     61.0       (7.1)        --         --         --
   ------------------------------------------
  Investments in subsidiary companies              188.8      156.6      (80.5)      29.9       34.3
   ------------------------------------------
  Other, net                                      (162.5)     (99.0)     (35.0)     (82.6)      (7.3)
   ------------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                          1,019.3      860.4     (149.1)      (2.6)      38.1
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                        $ 3,987.7  $ 2,823.0  $   243.8  $   331.8  $   322.6
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the amount to be paid to reacquire the security. It is the Company's policy to take possession of securities with a market value at least equal to the value of the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans is systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of income.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is unclear whether Indiana will adopt Codification. However, based on the current draft guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1997       1996       1995
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,524.4  $ 1,442.2  $ 1,457.4
   ----------------------------------------------------------------
  Preferred stocks                                                        23.5        9.6        6.4
   ----------------------------------------------------------------
  Unaffiliated common stocks                                               8.3        6.5        5.2
   ----------------------------------------------------------------
  Affiliated common stocks                                                15.0        9.5       12.6
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          257.2      269.3      252.0
   ----------------------------------------------------------------
  Real estate                                                             92.2      114.4      110.0
   ----------------------------------------------------------------
  Policy loans                                                            37.5       35.0       32.1
   ----------------------------------------------------------------
  Other investments                                                       28.2       22.4       62.6
   ----------------------------------------------------------------
  Cash and short-term investments                                         70.3       48.9       53.2
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,056.6    1,957.8    1,991.5
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            21.0       25.0       25.9
   ----------------------------------------------------------------
  Other                                                                  188.5      176.5      193.4
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                209.5      201.5      219.3
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 1,847.1  $ 1,756.3  $ 1,772.2
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 and 1996 amounted to $2,600,000 and $2,500,000, respectively, consisting principally of interest on bonds in default and mortgage loans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1996:
  Corporate                                          $12,548.1   $   586.5    $    66.6   $13,068.0
   ------------------------------------------------
  U.S. government                                      1,088.7        43.2         18.0     1,113.9
   ------------------------------------------------
  Foreign government                                   1,234.0       105.1          1.4     1,337.7
   ------------------------------------------------
  Mortgage-backed                                      4,478.4       183.3         27.4     4,634.3
   ------------------------------------------------
  State and municipal                                     40.4          .1           --        40.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $19,389.6   $   918.2    $   113.4   $20,194.4
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of
    $5,500,000 and $2,700,000, respectively, to decrease amortized cost.

    Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1997, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1998                                                                      $   490.1  $   494.9
   --------------------------------------------------------------------------
  In 1999-2002                                                                   3,088.7    3,185.4
   --------------------------------------------------------------------------
  In 2003-2007                                                                   4,762.7    4,971.0
   --------------------------------------------------------------------------
  After 2007                                                                     6,344.9    7,084.9
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     3,874.3    4,062.4
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $18,560.7  $19,798.6
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    At December 31, 1997, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

    Proceeds from sales of investments in bonds during 1997, 1996 and 1995 were $9,715,000,000, $10,996,900,000 and
    $12,234,100,000, respectively. Gross gains during 1997, 1996 and 1995 of $218,100,000, $169,700,000 and $225,600,000,
    respectively, and gross losses of $78,000,000, $177,000,000 and $83,100,000, respectively, were realized on those sales.

    At December 31, 1997 and 1996, investments in bonds, with an admitted asset value of $76,200,000 and $70,700,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------
At December 31, 1996:
  Preferred stocks                         $239.7       $10.5        $ 1.7      $248.5
----------------------------------------
  Unaffiliated common stocks                289.9        84.6         16.2       358.3
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of $4,000,000 and $700,000, respectively, to decrease amortized cost.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    During 1997, the minimum and maximum lending rates for mortgage loans were 7.09% and 9.25%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1997, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   209.3  $    69.3  $   186.8
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $54.0,
$(6.7) and $51.1 in 1997, 1996 and 1995, respectively)                        100.2      (12.4)      94.8
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              109.1       81.7       92.0
Less federal income taxes on realized gains                                    77.8       28.4       48.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    31.3  $    53.3  $    43.9
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly-owned subsidiaries is summarized as follows (in millions):

                                                             DECEMBER 31, 1997
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8   $   399.0  $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3       481.6      130.8
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                        $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

Insurance reserves                                           $ 1,072.2   $   266.7   $   279.3  $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7       546.4        5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --          --      164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7        54.9      212.9
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                              DECEMBER 31, 1997
                                                              ------------------------------------------
                                                              FIRST
                                                              PENN       LNH&C      LNRAC      LLANY
                                                              ------------------------------------------
Revenues                                                      $   267.6  $   135.4  $   125.3  $   230.0
------------------------------------------------------------
Expenses                                                          262.6      244.2      114.6      224.4
------------------------------------------------------------
Net realized gains (losses)                                          .1         .6        (.1)       (.1)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Net income                                                    $     5.1  $  (108.2) $    10.6  $     5.5
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                             DECEMBER 31, 1996
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,090.7   $   146.4    $   406.7    $   664.3
-----------------------------------------------------------
Other assets                                                      31.8        17.7        503.1          9.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,013.5   $    72.7    $   261.8    $   601.1
-----------------------------------------------------------
Other liabilities                                                 41.3        18.7        597.2         22.1
-----------------------------------------------------------
Capital and surplus                                               67.7        72.7         50.8         50.2
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

                                                               DECEMBER 31, 1996
                                                               ------------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C        LNRAC        LLANY
                                                               ------------------------------------------------
Revenues                                                       $   246.5   $   104.9    $   120.8    $   642.7
-------------------------------------------------------------
Expenses                                                           247.1        97.1        114.1        661.3
-------------------------------------------------------------
Net realized gains (losses)                                          (.6)         --           --           --
-------------------------------------------------------------  ---------  -----------  -----------  -----------
Net income (loss)                                              $    (1.2)  $     7.8    $     6.7    $   (18.6)
-------------------------------------------------------------  ---------  -----------  -----------  -----------
                                                               ---------  -----------  -----------  -----------

    The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $412,100,000 and $241,500,000 at December 31, 1997 and 1996, respectively. The cost basis of investments in subsidiaries as of December 31, 1997 and 1996 was $466,200,000 and $194,000,000,
    respectively.

    During 1997 and 1996, the Company's insurance subsidiaries paid dividends of $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

    Federal income taxes incurred of $78,300,000, $83,600,000 and $103,700,000 in 1997, 1996 and 1995, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

    Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "policyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1997 memorandum account balance for "shareholder's surplus"

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    was $1,905,000,000. Should dividends to the shareholder exceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other Admitted Assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1997       1996
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 1,431.0  $ 1,154.5
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               35.9       16.0
-------------------------------------------------------------------------------

    Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Insurance assumed                                                         $   727.2  $   241.3  $   667.7
------------------------------------------------------------------------
Insurance ceded                                                               302.9      193.3      453.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                           $   424.3  $    48.0  $   214.6
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

    The income statement caption, "Benefits and Settlement
    Expenses," is net of reinsurance recoveries of $1,240,500,000, $787,900,000 and $1,407,000,000 for 1997,
    1996 and 1995, respectively.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and Fees in Course of Collection," are as follows:

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

                                                                          DECEMBER 31, 1996
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.9   $     1.9    $     2.0
------------------------------------------------------------------------
Ordinary renewal                                                               35.1         3.0         32.1
------------------------------------------------------------------------
Group life                                                                      9.4         (.1)         9.5
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    48.4   $     4.8    $    43.6
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $2,000,000, $2,600,000 and $8,800,000 in 1997 and
    $26,200,000, $3,800,000 and $8,600,000 in 1996,
    respectively. During 1996, LNC Administrative Services Corporation entered into a similar agreement with the Company with direct premiums written amounting to $7,200,000 and 6,200,000 in 1997 and 1996, respectively. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

7.  ANNUITY RESERVES
    At December 31, 1997, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES (CONTINUED)
    subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,426.3           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              4,225.8           8
   -----------------------------------------------------------------------------
  At market value                                                                  30,064.7          59
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   36,716.8          72
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 11,657.7          23
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,531.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          50,905.6         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,797.5
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $49,108.1
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

8.  CAPITAL AND SURPLUS
    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1998, the Company can pay dividends of $361,600,000 without prior approval of the Indiana Insurance Commissioner.

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1997, 716,211 shares of LNC common stock were subject to options granted to Company employees and agents under the stock option incentive plans of which 370,239 were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $75.66. During 1997, 1996 and 1995, 170,789, 72,405 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS (CONTINUED)
    117,806 options were exercised, respectively, and 1,846, 10,950 and 11,473 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1997 and 1996 is a net liability of $516,900,000 and $572,000,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves may be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company reviews reserve levels on an ongoing basis.

    During 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthening the disability income reserve.

    Because of continuing adverse experience and worsening projections of future experience, the Company conducted an additional in-depth review of loss experience on its disability income business during 1997. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserve by $80,000,000 (pre-tax).

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio.

    Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1997, 1996 and 1995 was $29,300,000, $26,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    $22,500,000, respectively. Future minimum rental commitments are as follows (in millions):

1998                                    $    18.5
--------------------------------------
1999                                         18.9
--------------------------------------
2000                                         20.1
--------------------------------------
2001                                         20.4
--------------------------------------
2002                                         20.7
--------------------------------------
Thereafter                                  152.2
--------------------------------------  ---------
                                        $   250.8
                                        ---------
                                        ---------

    The future commitments include amounts for space and equipment to be used by the personnel that were added on January 2, 1998 as a result of the purchase of a block of individual life and annuity business (see NOTE 12).

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for providing information technology services for the Fort Wayne operations. Annual costs are estimated to range from $33,600,000 to $56,800,000.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Industry regulations prescribe the maximum coverage that the Company can retain on an individual insured. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force (including the addition of the block of business described in NOTE 12), effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1997, the reserves associated with these reinsurance arrangements totaled $1,760,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1997, the Company has provided $12,400,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $8,200,000 and $4,300,000 at December 31, 1997 and 1996, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1997, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage depends on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) not have a material adverse affect on the financial position or results of operations of the Company.

    Two lawsuits involve alleged fraud in the sale of interest sensitive universal life and whole life insurance policies. These two suits have been filed as class actions against the Company, although the court has not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class while the relief sought in these cases in substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                NOTIONAL OR
                                CONTRACT AMOUNTS
                                --------------------

                                DECEMBER 31
                                --------------------
                                1997       1996
                                --------------------
                                (IN MILLIONS)
                                --------------------
Mortgage loan pass-through
certificates                    $    41.6  $    50.3
------------------------------
Real estate partnerships               --         .5
------------------------------  ---------  ---------
                                $    41.6  $    50.8
                                ---------  ---------
                                ---------  ---------

    The Company has invested in real estate partnerships that use conventional mortgage loans to finance their projects. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1997 and 1996.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1997      1996      1997       1997   1996       1996
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,900.0  $5,500.0   $13.9     $  .9   $20.8     $  8.2
       ---------------------------------
  Swaptions                                1,752.0     672.0     6.9       6.9    11.0       10.6
       ---------------------------------
  Financial futures contracts                   --     147.7      --        --    (2.4)      (2.4)
       ---------------------------------
  Interest rate swaps                         10.0        --      --      (1.8)     --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,662.0   6,319.7    20.8       6.0    29.4       16.4
Foreign currency derivatives:
  Forward contracts                          163.1     251.5     5.4       5.4      .2        (.2)
       ---------------------------------
  Foreign currency options                      --      43.9      --        --      .6         .4
       ---------------------------------
  Foreign currency swaps                      15.0      15.0      --      (2.1)     --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                             178.1     310.4     5.4       3.3      .8       (1.9)
                                          --------  --------  --------   -----  --------   ------
                                          $6,840.1  $6,630.1   $26.2     $ 9.3   $30.2     $ 14.5
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is a follows:

                                     ----------------------------------------------------------------
                                     INTEREST RATE CAPS    SPREAD LOCKS          SWAPTIONS
                                     1997       1996       1997       1996       1997       1996
                                     ----------------------------------------------------------------
                                     (IN MILLIONS)
                                     ----------------------------------------------------------------
Balance at beginning of year         $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
-----------------------------------
New contracts                               --      390.0       50.0       15.0    1,080.0      672.0
-----------------------------------
Terminations and maturities             (600.0)        --      (50.0)    (615.0)        --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year               $ 4,900.0  $ 5,500.0  $      --  $      --  $ 1,752.0  $   672.0
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------  ---------

                                                              FINANCIAL FUTURES     INTEREST RATE SWAPS
                                                              CONTRACTS
                                                              ------------------------------------------
                                                              1997       1996       1997       1996
                                                              ------------------------------------------
Balance at beginning of year                                  $   147.7  $      --  $      --  $     5.0
------------------------------------------------------------
New contracts                                                      88.3    7,918.8       10.0         --
------------------------------------------------------------
Terminations and maturities                                      (236.0)  (7,771.1)        --       (5.0)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Balance at end of year                                        $      --  $   147.7  $    10.0  $      --
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


                                        FOREIGN CURRENCY DERIVATIVES
                                        ----------------------------------------------------------------

                                        FOREIGN EXCHANGE      FOREIGN CURRENCY      FOREIGN CURRENCY
                                        FORWARD CONTRACTS     OPTIONS               SWAPS
                                        1997       1996       1997       1996       1997       1996
                                        ----------------------------------------------------------------
                                        (IN MILLIONS)
                                        ----------------------------------------------------------------
Balance at beginning of year            $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
--------------------------------------
New contracts                               833.1      406.9         --    1,168.8         --         --
--------------------------------------
Terminations and maturities                (921.6)    (171.1)     (43.9)  (1,224.1)        --         --
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year                  $   163.1  $   251.5  $      --  $    43.9  $    15.0  $    15.0
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------

    INTEREST RATE CAPS
    The interest rate cap agreements, which expire in 1998 through 2003, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($13,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is included in other assets ($6,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCKS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified Government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity Government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURES
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAPS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $7,000,000, $6,900,000 and $5,600,000 in 1997, 1996 and 1995, respectively.
    Deferred losses of $2,600,000 as of December 31, 1997, were the result of:
    1) terminated and expired spread-lock agreements and; 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1997, the exposure was $11,700,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    Fair values of short-term debt approximates carrying values.

    GUARANTEES
    The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

    DERIVATIVES
    The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for the foreign currency exchange contracts and financial future contracts and;
    2) brokerage quotes that utilize pricing models or formulas using current assumptions for all other swaps and agreements.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1997                    1996
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 18,560.7  $ 19,798.6  $ 19,389.6  $ 20,194.4
-----------------------------------------------
Preferred stock                                       257.3       268.7       239.7       248.5
-----------------------------------------------
Unaffiliated common stock                             436.0       436.0       358.3       358.3
-----------------------------------------------
Mortgage loans on real estate                       3,012.7     3,179.2     2,976.7     3,070.9
-----------------------------------------------
Policy loans                                          660.5       648.3       626.5       612.7
-----------------------------------------------
Other investments                                     335.5       335.5       282.7       282.7
-----------------------------------------------
Cash and short-term investments                     2,133.0     2,133.0       759.2       759.2
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,324.2)  (16,887.6)  (17,871.6)  (17,333.0)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                      (1,267.0)   (1,294.6)   (1,799.7)   (1,835.4)
   --------------------------------------------
Short-term debt                                      (120.0)     (120.0)     (100.0)     (100.0)
-----------------------------------------------
Derivatives                                            26.2         9.3        26.5        13.8
-----------------------------------------------
Investment commitments                                   --         (.5)         --         (.6)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation's affiliate. The transaction was completed in the form of a reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States Financial Corporation ("American States") to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of such stock at fair value.

    On January 2, 1998, the Company issued a surplus note to LNC in return for $500,000,000 in cash. The note calls for the Company to pay, on or before March 31, 2028, the principal amount of the note and interest quarterly at a 6.56% annual rate. LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. ACQUISITIONS AND SALES OF SUBSIDIARIES (CONTINUED) anniversary date of the note, but not before January 2, 2003. Any payment of interest or repayment of principal may be paid only out of excess surplus (as defined in the note) and is subject to the approval of the Commissioner of the Indiana Department of Insurance.

    Proceeds from the sale of the Company's American States common stock, as well as proceeds from the surplus note, were used to finance an indemnity reinsurance transaction whereby the Company reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement, which will result in a decrease to surplus in 1998 of approximately $1,000,000,000. Operating results generated by this block of business after the closing date will be included in the Company financial statements from the closing date. At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The company also received assets, measured on a historical statutory basis, equal to the liabilities. During 1997, this block produced premiums, fees and deposits of $1,051,000,000 and earnings of $87,200,000 on a statutory basis. The Company also expects to pay $30,000,000 to cover expenses associated with the reinsurance agreement and to record a charge of approximately $12,000,000 during 1998 to cover certain costs of integrating the existing operations with the new block of business.

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $61,600,000, $56,300,000 and $43,300,000 in 1997, 1996 and 1995,
    respectively. LFGI incurred expenses of $5,500,000, $15,700,000 and $10,400,000 in 1997, 1996 and 1995, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LFGI agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1997 and 1996 include the Company's participation in a short-term investment pool with LNC of $325,600,000 and $175,100,000, respectively. Related investment income amounted to $15,500,000, $15,300,000 and $21,100,000 in 1997, 1996 and 1995,
    respectively. Other liabilities at December 31, 1997 and 1996 include $120,000,000 and $100,000,000, respectively, of notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $48,500,000, $34,100,000 and $24,900,000 in 1997, 1996 and 1995, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1997       1996       1995
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    11.9  $    17.9  $    17.6
----------------------
Insurance ceded             100.3      302.8      214.4
----------------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1997       1996
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   245.5  $   312.7
------------------------
Future policy benefits
and claims ceded              997.2      891.8
------------------------
Amounts recoverable on
paid and unpaid losses         30.4       31.2
------------------------
Reinsurance payable on
paid losses                     5.3        2.7
------------------------
Funds held under
reinsurance treaties --
net liability               1,115.4    1,062.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $280,900,000 and $314,200,000 at December 31, 1997 and 1996,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1997 and 1996, LNC had guaranteed $229,100,000 and $239,200,000, respectively, of these letters of credit. At December 31, 1997, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $130,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The detailed operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in other income.

    Separate account premiums, deposits and other considerations amounted to $4,821,800,000, $4,148,700,000 and $3,068,200,000 in 1997, 1996 and 1995,
    respectively. Reserves for separate accounts with assets at fair value were $30,560,700,000 and $23,047,800,000 at December 31, 1997 and 1996,
    respectively. All reserves are subject to discretionary withdrawal at market value. Substantially all of the Company's separate accounts are nonguaranteed.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)

    A reconciliation of transfers to (from) separate accounts are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1997           1996
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of
various Separate Accounts:
  Transfers to separate accounts                              $ 4,824.0      $ 4,149.6
------------------------------------------------------------
  Transfers from separate accounts                             (2,943.8)      (2,058.5)
------------------------------------------------------------  ---------      ---------
Net transfer to separate accounts as reported in the
Company's NAIC Annual Statement -- Summary of Operations      $ 1,880.2      $ 2,091.1
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $ 1962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

16. IMPACT OF YEAR 2000 (UNAUDITED)
    The Year 2000 Issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly and engage in normal business

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED) activities. The Company is redirecting a large portion of its internal information technology efforts and contracting with outside consultants to update its systems to accommodate the year 2000. Also, the Company has initiated formal communications with critical parties that interface with the Company's systems to gain an understanding of their progress in addressing Year 2000 Issues. While the Company is making every effort to address its own systems and the systems with which it interfaces, it is not possible to provide assurance that operational problems will not occur. The Company presently believes that with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the Year 2000 Issue will not pose significant operational problems for its computer systems. In addition, the Company is developing contingency plans in the event that, despite its best efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the Year 2000 Issue could have a material adverse impact on the operation of the Company's business.

    During 1997 and 1996, the Company incurred expenditures of approximately $5,500,000 ($3,600,000 after-tax) to address this issue. The Company's financial plans for 1998 through 2000 include expected expenditures of an additional $20,000,000 ($13,000,000 after-tax) on this issue. The cost of addressing Year 2000 Issues and the timeliness of completion will be closely monitored by management and are based on managements's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Nevertheless, there can be no guarantee that these estimated costs will be achieved and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1997 and 1996, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

February 5, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1997 (IN MILLIONS)

Investment income earned:
           Government bonds                                                                           $    52.8
           -----------------------------------------------------------------------------------------
           Other bonds (unaffiliated)                                                                   1,471.6
           -----------------------------------------------------------------------------------------
           Preferred stocks (unaffiliated)                                                                 23.5
           -----------------------------------------------------------------------------------------
           Common stocks (unaffiliated)                                                                     8.3
           -----------------------------------------------------------------------------------------
           Common stocks of affiliates                                                                     15.0
           -----------------------------------------------------------------------------------------
           Mortgage loans                                                                                 257.2
           -----------------------------------------------------------------------------------------
           Real estate                                                                                     92.2
           -----------------------------------------------------------------------------------------
           Premium notes, policy loans and liens                                                           37.5
           -----------------------------------------------------------------------------------------
           Cash on hand and on deposit                                                                      1.0
           -----------------------------------------------------------------------------------------
           Short-term investments                                                                          69.3
           -----------------------------------------------------------------------------------------
           Other invested assets                                                                           21.9
           -----------------------------------------------------------------------------------------
           Derivative instruments                                                                         (10.0)
           -----------------------------------------------------------------------------------------
           Aggregate write-ins for investment income                                                       16.3
           -----------------------------------------------------------------------------------------  ---------
Gross investment income                                                                               $ 2,056.6
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Real estate owned (cost, less encumbrances)                                                           $   585.2
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans (unpaid balance):
           Farm mortgages                                                                             $     0.1
           -----------------------------------------------------------------------------------------
           Residential mortgages                                                                            3.1
           -----------------------------------------------------------------------------------------
           Commercial mortgages                                                                         3,009.5
           -----------------------------------------------------------------------------------------  ---------
Total mortgage loans                                                                                  $ 3,012.7
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans by standing (unpaid balance):
           Good standing                                                                              $ 2,974.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Good standing with restructured terms                                                      $    38.5
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Interest overdue more than three months, not in foreclosure                                $      --
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Foreclosure in process                                                                     $     0.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
Other long-term assets (statement value)                                                              $   281.5
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
    Common stocks of subsidiaries                                                                $   466.2
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Bonds and short-term investments by class and maturity:
  Bonds by maturity (statement value):
    Due within one year or less                                                                  $ 3,140.1
     ------------------------------------------------------------------------------------------
    Over 1 year through 5 years                                                                    5,182.8
     ------------------------------------------------------------------------------------------
    Over 5 years through 10 years                                                                  5,772.8
     ------------------------------------------------------------------------------------------
    Over 10 years through 20 years                                                                 3,275.3
     ------------------------------------------------------------------------------------------
    Over 20 years                                                                                  3,270.6
     ------------------------------------------------------------------------------------------  ---------
  Total by maturity                                                                              $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
  Bonds by class (statement value):
    Class 1                                                                                      $13,879.0
     ------------------------------------------------------------------------------------------
    Class 2                                                                                        5,215.6
     ------------------------------------------------------------------------------------------
    Class 3                                                                                          848.0
     ------------------------------------------------------------------------------------------
    Class 4                                                                                          668.8
     ------------------------------------------------------------------------------------------
    Class 5                                                                                           23.6
     ------------------------------------------------------------------------------------------
    Class 6                                                                                            6.6
     ------------------------------------------------------------------------------------------  ---------
  Total by class                                                                                 $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Total bonds publicly traded                                                                      $16,457.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Total bonds privately placed                                                                     $ 4,184.5
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Preferred stocks (statement value)                                                               $   257.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Unaffiliated common stocks (market value)                                                        $   436.0
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Short-term investments (cost or amortized cost)                                                  $ 2,080.9
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Financial options and caps owned (statement value)                                               $    20.8
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Financial options and caps written (statement value)                                             $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Swap and forward agreements open (statement value)                                               $     5.4
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Futures contracts open (current value)                                                           $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Cash on deposit                                                                                  $    52.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Life insurance in-force:
    Ordinary                                                                                     $   108.6
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $    31.2
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     5.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Life insurance policies with disability provisions in-force:
    Ordinary                                                                                     $     5.5
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Supplementary contracts in-force:
    Ordinary -- not involving life contingencies:
      Amount on deposit                                                                          $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Income payable                                                                             $     0.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Ordinary -- involving life contingencies:
      Income payable                                                                             $     3.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- not involving life contingencies:
      Income payable                                                                             $     1.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- involving life contingencies:
      Income payable                                                                             $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Annuities:
    Ordinary:
      Immediate -- amount of income payable                                                      $    71.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- fully paid account balance                                                     $     0.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- not fully paid account balance                                                 $   264.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group:
      Amount of income payable                                                                   $     0.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Fully paid account balance                                                                 $     0.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Not fully paid account balance                                                             $    72.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Accident and health insurance -- premiums in-force:
    Ordinary                                                                                     $   166.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group                                                                                        $    77.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Deposit funds and dividend accumulations:
    Deposit funds account balance                                                                $16,507.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Dividend accumulations -- account balance                                                    $   114.4
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

NOTE -- BASIS OF PRESENTATION

The accompanying schedule presents selected statutory-basis financial data as of December 31, 1997 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in The Lincoln National Life Insurance Company's 1997 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

February 5, 1998

                                                                BULK RATE
                                                               U.S. POSTAGE
                                                                   PAID
                                                               BROOKLYN, NY
                                                              PERMIT NO. 148








            [LOGO]

Fort Wayne, Indiana 46801
-C- 1998 Lincoln National Life Insurance Co.
                                                             May 98  [LOGO]

                This filing is made pursuant to Rule 6e-3(T)

UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
OF THE INVESTMENT COMPANY ACT OF 1940

      Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Policies registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln National Life Insurance Company.

                   CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

A reconciliation and tie-in of information shown in the Prospectus with the items of Form N-8B-2.

The Prospectus consisting of 119 pages.

The undertaking to file reports.

The representation pursuant to Section 26(e)(2)A of the Investment Company Act of 1940

The signatures.

Written Consents of the following persons:

    John L. Steinkamp, Esquire
    Denis G. Schwartz, FSA
    Ernst & Young LLP

The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

    (1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account (incorporated by reference to registration statement filed on Form S-6 (File no. 333-40745) filed on November 21, 1997).

    (2)  Not applicable.

    (3)  (a)  Principal Underwriting Agreement.

         (b) Selling Group Agreement. (incorporated by reference to registration statement filed on Form N-4 (File no. 33-27783) filed on March 27, 1998.)

         (c)  Commission Schedule.

         (d)  Amendment to Principal Underwriting Agreement.

    (4)  Not applicable.

    (5)  (a) Application.

         (b) Policy.

    (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to registration statement filed on Form S-6 (file no. 333-40745) filed on November 21, 1997.

         (b) By-Laws of The Lincoln National Life Insurance Company are incorporated herein by reference to registration statement filed on Form S-6 (file no. 333-40745) filed on November 21, 1997.

    (7)  Not applicable.

    (8)  Agreement to Purchase Shares.

    (9) (a) Proposed form of Indemnification Agreement related to compliance with IRC Section 817(h) and the regulations thereunder*.

         (b) Services Agreement between Lincoln National Life Insurance Company, Delaware Management Holding Companies Inc. and Delaware Services Company, Inc. is incorporated herein by reference to registration statement filed on Form S-6 (file no. 333-40745) filed on November 21, 1997.

    (10) See Exhibit 1(5).

2.  See Exhibit 1(5)

3. Opinion and Consent of John L. Steinkamp, Vice President and Associate General Counsel of The Lincoln National Life Insurance Company.


4.  Not applicable.


5.  Opinion and Consent of Denis G. Schwartz, FSA, Assistant Vice President

    * To be filed by amendment.

6.  Consent of Ernst & Young LLP, Independent Auditors.

------------------------------------------------------------------------------

7.  Not applicable

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account F, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to this Registration Statement to be signed on its behalf by the undersigned hereunto duly authorized, in the City of Fort Wayne, State of Indiana on the 27th day of April, 1998.


                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                on its own behalf as Depositor and on behalf of
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F

                       By:  /s/ Stephen H. Lewis
                          ---------------------------------------
                                    Stephen H. Lewis
                                  Senior Vice President

     Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



           Signature                            Title                  Date
           ---------                            -----                  ----


/s/ Gabriel L. Shaheen
----------------------------  Chief Executive Officer,            April 27, 1998
Gabriel L. Shaheen            President and Director
                              (Principal Executive Officer)

/s/ Keith J. Ryan
----------------------------  Senior Vice President,              April 27, 1998
Keith J. Ryan                 Assistant Treasurer
                              and Chief Financial Officer
                              (Principal Financial Officer and
                              Principal Accounting Officer)


----------------------------  Director                            April  , 1998
Jon A. Boscia


----------------------------  Executive Vice President,           April  , 1998
Jack D. Hunter                General Counsel and Director

/s/ H. Thomas McMeekin
----------------------------  Director                            April 27, 1998
H. Thomas McMeekin

*
----------------------------  Director                            April 27, 1998
Ian M. Rolland


----------------------------  Director and                        April  , 1998
Lawrence T. Rowland           Executive Vice President

/s/ Richard C. Vaughan
----------------------------  Director                            April 27, 1998
Richard C. Vaughan


* /s/ John L. Steinkamp      pursuent to a Power of
  -------------------------  Attorney filed with Post-
  John L. Steinkamp          Effective Amendment No. 3 to
                             this Registration Statement.
